STATE STREET RESEARCH


EQUITY INVESTMENT FUND

SEMIANNUAL REPORT
December 31, 1997





WHAT'S INSIDE

INVESTMENT UPDATE
About the Fund,
economy and markets


FUND INFORMATION

Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS


                                [Graphic Omitted]


                                 For Excellence
                                       in
                               Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH EQUITY INVESTMENT FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The economy benefited consumers, investors, business and government in the second half of 1997. Personal income rose; capital gains tax rates fell; and productivity gains continued to offset wage gains, keeping inflation under control. The federal deficit for the current year has all but disappeared, the result of higher tax revenues and a strong economy.

o The Federal Reserve Board left interest rates unchanged, because of the positive inflation picture and concerns that currency and economic difficulties in the emerging markets of Southeast Asia could have a negative effect on the U.S. economy.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 10.58% for the six month period.(1) Small stocks were strong at the beginning of the period, but gave back some of their gains as investors expressed their concern about the potential impact of Southeast Asia and retreated to large-capitalization brand-name companies.

o Bonds gained momentum during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of investment-grade corporate and government bonds, actually outperformed the S&P 500, 2.94% versus 2.87% in the fourth quarter.(1)

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1997, Class A shares of Equity Investment Fund returned +7.09% [does not reflect sales charge].(2) During the period, the Fund lagged the average growth and income fund, which gained +9.93% according to Lipper Analytical Services, but it slightly outperformed the average for the year.

o The Fund's investments in high-quality companies in sectors with more stable earnings, such as retail drugstores and food retailers, added to performance.

o After a strong third calendar quarter, the Fund fell behind its peer group in the fourth quarter. Technology investments impacted performance, as most technology stocks were hurt by events in Southeast Asia.

CURRENT STRATEGY
o The Fund continues to look for companies with strong market franchises, with an emphasis on market share leaders, solid brand names and high earnings consistency. With the Fund's strong bias for quality, we believe it is well positioned to withstand concerns over slowing profit growth and continued turmoil in Southeast Asia.

o Because Europe lags the U.S. in its economic rebound and corporate restructuring program, the Fund may consider opportunities in overseas markets.

o Given Asian concerns and the very strong equity returns over the past 3 years, it may not be realistic to expect stocks to deliver another year of double digit returns. However, our outlook for stocks remains relatively positive for 1998.

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely traded common stocks. The Lehman Brothers Aggregate Bond Index is a market- value weighted index of fixed-rate debt issues, including U.S. treasury, agency and corporate bond issues, and mortgage-backed securities. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +6.70% for Class B shares; +6.70% for Class C shares; +7.23% for Class S shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

December 31, 1997

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1997)
-------------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------
                      10 YEARS            5 YEARS              1 YEAR
-------------------------------------------------------------------------
Class A                +14.76%            +16.23%               +21.45%
-------------------------------------------------------------------------
Class B                +14.94%            +16.37%               +21.20%
-------------------------------------------------------------------------
Class C                +14.93%            +16.57%               +25.21%
-------------------------------------------------------------------------
Class S                +15.46%            +17.65%               +27.51%
-------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS
(do not reflect sales charge)(3)(5)
--------------------------------------------------------------------------------
                      10 YEARS            5 YEARS              1 YEAR
-------------------------------------------------------------------------
Class A                +15.29%            +17.30%               +27.17%
-------------------------------------------------------------------------
Class B                +14.94%            +16.59%               +26.20%
-------------------------------------------------------------------------
Class C                +14.93%            +16.57%               +26.21%
-------------------------------------------------------------------------
Class S                +15.46%            +17.65%               +27.51%
-------------------------------------------------------------------------
Performance results for the Fund are increased by the Distributor's voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 GENERAL ELECTRIC Electrical equipment                               3.2%
 2 TYCO Diversified manufacturer                                       3.0%
 3 BANKAMERICA Banking                                                 2.3%
 4 ROHM & HAAS Chemical company                                        2.3%
 5 E.I. DU PONT DE NEMOURS Chemical company                            2.1%
 6 PHILIP MORRIS Consumer products                                     2.1%
 7 ACE Insurance                                                       2.0%
 8 TIME WARNER Media and entertainment                                 2.0%
 9 BRISTOL-MYERS SQUIBB Medical and drug company                       1.9%
10 BANC ONE Banking                                                    1.9%

These securities represent an aggregate of 22.8% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 EQUITY INDUSTRIES
(by percentage of net assets)

RETAIL TRADE                                                         10.7%
BANK                                                                  8.9%
OIL                                                                   7.6%
RECREATION                                                            7.1%
INSURANCE                                                             6.9%

Total: 41.2%

STATE STREET RESEARCH EQUITY INVESTMENT FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
December 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
                                                                       Value
                                                       Shares         (Note 1)
-------------------------------------------------------------------------------

COMMON STOCKS 94.3%
BASIC INDUSTRIES 14.4%
CHEMICAL 4.6%
E.I. Du Pont De Nemours & Co. ...................       66,000     $  3,964,125
Monsanto Co. ....................................        9,500          399,000
Rohm & Haas Co. .................................       44,000        4,213,000
                                                                   ------------
                                                                      8,576,125
                                                                   ------------
ELECTRICAL EQUIPMENT 3.2%
General Electric Co. ............................       82,000        6,016,750
                                                                   ------------
FOREST PRODUCT 2.5%
Fort James Corp. ................................       46,700        1,786,275
IKON Office Solutions Inc. ......................       31,200          877,500
Weyerhaeuser Co. ................................       39,000        1,913,438
                                                                   ------------
                                                                      4,577,213
                                                                   ------------
MACHINERY 3.1%
Tyco International Ltd. .........................      125,600        5,659,850
                                                                   ------------
METAL & MINING 1.0%
British Steel PLC ADR ...........................       79,200        1,697,850
Ispat International NV Cl. A* ...................        9,800          211,925
                                                                   ------------
                                                                      1,909,775
                                                                   ------------
Total Basic Industries ..........................                    26,739,713
                                                                   ------------
CONSUMER CYCLICAL 19.7%
AUTOMOTIVE 1.9%
General Motors Corp. ............................       28,300        1,715,688
Renault SA* .....................................       62,700        1,764,520
                                                                   ------------
                                                                      3,480,208
                                                                   ------------
RECREATION 7.1%
CBS Corp. .......................................       67,300        1,981,144
International Game Technology Inc. ..............       73,500        1,855,875
Time Warner Inc. ................................       59,800        3,707,600
US West Inc.* ...................................      105,000        3,031,875
Viacom Inc. Cl. B* ..............................       22,200          919,912
Walt Disney Co. .................................       18,343        1,817,103
                                                                   ------------
                                                                     13,313,509
                                                                   ------------
RETAIL TRADE 10.7%
Cendant Corp.* ..................................       32,682        1,123,449
CVS Corp. .......................................       43,000        2,754,688
Dayton Hudson Corp. .............................       40,700        2,747,250
Home Depot Inc. .................................       34,600        2,037,075
Kroger Co.* .....................................       80,600        2,977,162
Rite Aid Corp. ..................................       50,000        2,934,375
Safeway Inc. ....................................       46,100        2,915,825
Toys "R" Us Inc.* ...............................       76,500        2,404,969
                                                                   ------------
                                                                     19,894,793
                                                                   ------------
Total Consumer Cyclical .........................   36,688,510
                                                                   ------------
CONSUMER STAPLE 18.3%
BUSINESS SERVICE 3.2%
Browning-Ferris Industries Inc. .................       35,900        1,328,300
HBO & Co. .......................................       20,200          969,600
Interpublic Group of Companies, Inc. ............       41,550        2,069,710
Republic Industries Inc.* .......................       63,700        1,485,006
                                                                   ------------
                                                                      5,852,616
                                                                   ------------
DRUG 6.6%
Bristol-Myers Squibb Co. ........................       38,200     $  3,614,675
Novartis AG ADR* ................................       25,266        2,052,736
Pfizer Inc. .....................................       29,100        2,169,769
Schering-Plough Corp. ...........................       28,800        1,789,200
Warner-Lambert Co. ..............................       21,800        2,703,200
                                                                   ------------
                                                                     12,329,580
                                                                   ------------
FOOD & BEVERAGE 3.3%
Coca-Cola Co. ...................................       19,100        1,272,537
General Mills Inc. ..............................       28,200        2,019,825
H.J. Heinz Co. ..................................       54,800        2,784,525
                                                                   ------------
                                                                      6,076,887
                                                                   ------------
HOSPITAL SUPPLY 2.0%
Boston Scientific Corp.* ........................       17,100          784,462
Guidant Corp. ...................................       12,500          778,125
Johnson & Johnson ...............................       34,000        2,239,750
                                                                   ------------
                                                                      3,802,337
                                                                   ------------
PERSONAL CARE 1.1%
Gillette Co. ....................................       20,800        2,089,100
                                                                   ------------
TOBACCO 2.1%
Philip Morris Companies, Inc. ...................       85,900        3,892,344
                                                                   ------------
Total Consumer Staple ...........................                    34,042,864
                                                                   ------------
ENERGY 7.6%
OIL 7.6%
Anadarko Petroleum Corp. ........................       26,400        1,602,150
ENI SPA ADR .....................................       16,900          964,356
Exxon Corp. .....................................       26,100        1,596,994
Oryx Energy Co. .................................       57,700        1,471,350
Royal Dutch Petroleum Co. .......................       36,000        1,950,750
Seagull Energy Corp.* ...........................       80,400        1,658,250
Total SA Cl. B ADR ..............................       55,100        3,058,050
Unocal Corp. ....................................       49,900        1,936,744
                                                                   ------------
                                                                     14,238,644
                                                                   ------------
Total Energy ....................................   14,238,644
                                                                   ------------
FINANCE 15.8%
BANK 8.9%
Banc One Corp. ..................................       66,300        3,600,919
BankAmerica Corp. ...............................       59,900        4,372,700
H.F. Ahmanson & Co. .............................       51,300        3,433,894
NationsBank Corp. ...............................       49,700        3,022,381
Washington Mutual Inc.* .........................       33,200        2,118,575
                                                                   ------------
                                                                     16,548,469
                                                                   ------------
INSURANCE 6.9%
Ace Ltd. ........................................       39,200        3,782,800
General Re Corp. ................................       11,200        2,374,400
Mid Ocean Ltd. ..................................       42,900        2,327,325
Saint Paul Companies, Inc. ......................       18,700        1,534,569
Travelers Group Inc. ............................       54,450        2,933,493
                                                                   ------------
                                                                     12,952,587
                                                                   ------------
Total Finance ...................................                    29,501,056
                                                                   ------------

SCIENCE & TECHNOLOGY 11.3%
AEROSPACE 2.4%
Boeing Co. ......................................       54,400     $  2,662,200
Raytheon Co. Cl. A ..............................        1,805           88,994
Raytheon Co. Cl. B ..............................       35,800        1,807,900
                                                                   ------------
                                                                      4,559,094
                                                                   ------------

COMPUTER SOFTWARE & SERVICE 2.0%
Cisco Systems Inc.* .............................       30,150        1,680,862
Microsoft Corp.* ................................       16,400        2,119,700
                                                                   ------------
                                                                      3,800,562
                                                                   ------------
ELECTRONIC COMPONENTS 1.4%
Analog Devices Inc.* ............................       19,800          548,213
Intel Corp.* ....................................       17,400        1,222,350
Texas Instruments Inc. ..........................       17,200          774,000
                                                                   ------------
                                                                      2,544,563
                                                                   ------------
ELECTRONIC EQUIPMENT 2.1%
L.M. Ericsson Telephone Co. ADR Cl. B* ..........       28,640        1,068,630
Lucent Technologies Inc.* .......................       23,500        1,877,062
Teradyne Inc.* ..................................       29,400          940,800
                                                                   ------------
                                                                      3,886,492
                                                                   ------------
OFFICE EQUIPMENT 3.4%
Compaq Computer Corp. ...........................       33,200        1,873,725
International Business Machines Corp. ...........       22,400        2,342,200
Xerox Corp. .....................................       28,000        2,066,750
                                                                   ------------
                                                                      6,282,675
                                                                   ------------
Total Science & Technology ......................                    21,073,386
                                                                   ------------
UTILITY 7.2%
ELECTRIC 2.4%
FPL Group Inc. ..................................       31,200        1,846,650
Texas Utilities Co. .............................       64,700        2,689,094
                                                                   ------------
                                                                      4,535,744
                                                                   ------------
TELEPHONE 4.8%
Bell Atlantic Corp. .............................       39,400        3,585,400
Ciena Corp.* ....................................       38,800        2,371,650
WorldCom Inc.* ..................................       96,400        2,916,100
                                                                   ------------
                                                                      8,873,150
                                                                   ------------
Total Utility ...................................                    13,408,894
                                                                   ------------
Total Common Stocks (Cost $137,360,671) .........                   175,693,067
                                                                   ------------
SHORT-TERM INVESTMENTS 14.3%
Navigator Securities Lending Prime Portfolio ....   26,699,207       26,699,207
                                                                   ------------
Total Short-Term Investments (Cost $26,699,207) .                    26,699,207
                                                                   ------------

-------------------------------------------------------------------------------
                                           Principal    Maturity
                                             Amount       Date
-------------------------------------------------------------------------------
COMMERCIAL PAPER 9.3%
American Express Credit Corp., 6.10%        667,000     1/05/1998       667,000
American Express Credit Corp., 5.75%      5,877,000     1/09/1998     5,877,000
Deere & Co., 6.10% ..................     6,645,000     1/07/1998     6,645,000
Ford Motor Credit Co., 5.95% ........     1,070,000     1/05/1998     1,070,000
Ford Motor Credit Co., 6.15% ........     1,203,000     1/05/1998     1,203,000
General Electric Capital Corp., 5.95%       199,000     1/05/1998       199,000
General Electric Capital Corp., 6.08%     1,749,000     1/05/1998     1,749,000

                                                                   ------------
Total Commercial Paper (Cost $17,410,000) ....................       17,410,000

                                                                   ------------
Total Investments (Cost $181,469,878) - 117.9% ...............      219,802,274
Cash and Other Assets, Less Liabilities - (17.9)% ............      (33,420,616)

                                                                   ------------
Net Assets - 100.0% ..........................................     $186,381,658
                                                                   ============

-------------------------------------------------------------------------------
                                                                      Value
                                                                     (Note 1)
-------------------------------------------------------------------------------

Federal Income Tax Information:

At December 31, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $181,469,878 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost .........     $ 41,240,024
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ............       (2,907,628)

                                                                   ------------
                                                                   $ 38,332,396
                                                                   ------------

-------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INVESTMENT FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $181,469,878) (Note 1) ..........    $219,802,274
Cash ........................................................           1,983
Receivable for securities sold ..............................       1,268,616
Dividends and interest receivable ...........................         308,735
Receivable for Fund shares sold .............................         281,091
Receivable from Distributor (Note 3) ........................           9,133
Other assets ................................................          11,390
                                                                 ------------
                                                                  221,683,222
LIABILITIES
Payable for collateral received on securities loaned ........      26,699,207
Payable for Fund shares redeemed ............................       5,857,616
Payable for securities purchased ............................       2,419,846
Accrued management fee (Note 2) .............................         107,660
Accrued transfer agent and shareholder services (Note 2)               81,011
Accrued distribution and service fees (Note 5) ..............          44,595
Accrued trustees' fees (Note 2) .............................          10,088
Other accrued expenses ......................................          81,541
                                                                 ------------
                                                                   35,301,564
                                                                 ------------

NET ASSETS                                                       $186,381,658
                                                                 ============
Net Assets consist of:
  Undistributed net investment income .......................    $     26,878
  Unrealized appreciation of investments ....................      38,332,396
  Accumulated net realized gain .............................       4,106,951
  Paid-in capital ...........................................     143,915,433
                                                                 ------------
                                                                 $186,381,658
                                                                 ============

Net Asset Value and redemption price per share of Class
   A shares ($61,809,175 / 3,393,690 shares) ................          $18.21
                                                                       ======
Maximum Offering Price per share of Class A shares
  ($18.21 / .955) ...........................................          $19.07
                                                                       ======
Net Asset Value and offering price per share of
  Class B shares ($35,102,837 / 1,960,703 shares)*                     $17.90
                                                                       ======
Net Asset Value and offering price per share of
  Class C shares ($1,070,097 / 59,811 shares)*                         $17.89
                                                                       ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($88,399,549 / 4,859,266 shares)         $18.19
                                                                       ======

------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1997 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $13,861 ...................     $  1,185,206
Interest (Note 1) ............................................          334,162
                                                                   ------------
                                                                      1,519,368
EXPENSES
Management fee (Note 2) .......................................         609,130
Transfer agent and shareholder services (Note 2) ..............         191,169
Custodian fee .................................................          59,320
Registration fees .............................................          29,574
Trustees' fees (Note 2) .......................................          20,648
Reports to shareholders .......................................          18,259
Audit fee .....................................................          14,080
Service fee - Class A (Note 5) ................................          76,321
Distribution and service fees - Class B (Note 5) ..............         156,887
Distribution and service fees - Class C (Note 5) ..............           9,606
Legal fees ....................................................           3,328
Miscellaneous .................................................           3,085
                                                                   ------------
                                                                      1,191,407
Expenses borne by the Distributor (Note 3) ....................         (13,150)
                                                                   ------------
                                                                      1,178,257
                                                                   ------------
Net investment income .........................................         341,111
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ..............      15,419,473
Net unrealized depreciation of investments ....................      (3,944,056)
                                                                   ------------
Net gain on investments .......................................      11,475,417
                                                                   ------------
Net increase in net assets resulting from operations ..........    $ 11,816,528
                                                                   ============



The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INVESTMENT FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS ENDED
                                                                     YEAR ENDED          DECEMBER 31, 1997
                                                                    JUNE 30, 1997           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................        $  743,016            $    341,111
Net realized gain on investments ............................        20,424,213              15,419,473
Net unrealized appreciation (depreciation) of investments ...        15,781,474              (3,944,056)
                                                                   ------------            ------------
Net increase resulting from operations                               36,948,703              11,816,528
                                                                   ------------            ------------
Dividends from net investment income:
  Class A ...................................................          (233,439)               (125,347)
  Class S ...................................................          (560,477)               (306,388)
                                                                   ------------            ------------
                                                                       (793,916)               (431,735)
                                                                   ------------            ------------
Distributions from net realized gains:
  Class A ...................................................        (4,782,504)             (8,161,193)
  Class B ...................................................        (1,764,902)             (4,307,362)
  Class C ...................................................          (116,740)               (267,380)
  Class S ...................................................        (7,753,956)            (12,405,469)
                                                                   ------------            ------------
                                                                    (14,418,102)            (25,141,404)
                                                                   ------------            ------------
Net increase from Fund share transactions (Note 6) ..........        21,085,516              33,779,531
                                                                   ------------            ------------
Total increase in net assets ................................        42,822,201              20,022,920

NET ASSETS
Beginning of period .........................................       123,536,537             166,358,738
                                                                   ------------            ------------
End of period (including undistributed net investment income
  of $117,502 and $26,878, respectively) ....................      $166,358,738            $186,381,658
                                                                   ============            ============

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1997

NOTE 1

State Street Research Equity Investment Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of three separate funds: State Street Research Equity Investment Fund, State Street Research Alpha Fund and State Street Research Global Resources Fund.

The Fund seeks to achieve long-term growth of capital and, secondarily, long-term growth of income by investing primarily in common stocks of established companies with above-average prospects for growth.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1997, the value of the securities loaned and the value of collateral were $25,881,380 and $26,699,207, respectively. During the six months ended December 31, 1997, income from securities lending amounted to $220 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1997, the fees pursuant to such agreement amounted to $609,130.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1997, the amount of such shareholder servicing and account maintenance expenses was $104,287.

The fees of the Trustees not currently affiliated with the Adviser amounted to $20,648 during the six months ended December 31, 1997.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $13,150.

NOTE 4

For the six months ended December 31, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $84,769,552 and $76,062,160, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1997, fees pursuant to such plan amounted to $76,321, $156,887 and $9,606 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $18,620 and $89,090, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $242,939 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $21,018 on redemptions of Class B shares during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                            SIX MONTHS ENDED
                                        YEAR ENDED                          DECEMBER 31, 1997
                                       JUNE 30, 1997                           (UNAUDITED)
                                -------------------------------         ------------------------------
CLASS A                           SHARES             AMOUNT              SHARES             AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .............           588,308       $  10,233,943            402,578        $  7,938,202
Issued upon reinvestment of:
  Distributions from net
realized gains ..........           289,030           4,652,507            434,560           7,946,783
  Dividends from net
  investment income .....            13,002             224,603              6,336             118,338
Shares repurchased ......          (389,733)         (6,723,255)          (256,607)         (5,077,324)
                                 ----------        ------------         ----------        ------------
Net increase ............           500,607        $  8,387,798            586,867       $  10,925,999
                                 ==========        ============         ==========        ============

CLASS B                           SHARES             AMOUNT              SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............           589,345       $  10,270,072            509,272        $  9,846,980
Issued upon reinvestment
  of distributions from
  net realized gains ....           108,323           1,728,240            235,125           4,221,732
Shares repurchased ......          (172,399)         (2,918,908)           (95,714)         (1,858,609)
                                 ----------        ------------         ----------        ------------
Net increase ............           534,269        $  9,079,404            648,683       $  12,210,103
                                 ==========        ============         ==========        ============

CLASS C (FORMERLY CLASS D)        SHARES             AMOUNT              SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............           123,109        $  2,168,941             87,572        $  1,612,421
Issued upon reinvestment
  of distributions from
  net realized gains ....             7,066             112,590             14,256             256,153
Shares repurchased ......          (100,734)         (1,774,305)          (126,624)         (2,264,977)
                                 ----------        ------------         ----------        ------------
Net increase (decrease) .            29,441          $  507,226            (24,796)        $  (396,403)
                                 ==========        ============         ==========        ============

CLASS S (FORMERLY CLASS C)        SHARES             AMOUNT              SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............         1,943,280       $  33,489,577            942,384       $  18,573,277
Issued upon reinvestment of:
  Distributions from net
realized gains ..........           481,543           7,753,590            679,221          12,405,458
  Dividends from net
    investment income ...            32,449             560,098             16,270             303,501
Shares repurchased ......        (2,305,882)        (38,692,177)        (1,051,644)        (20,242,404)
                                 ----------        ------------         ----------        ------------
Net increase ............           151,390        $  3,111,088            586,231        $ 11,039,832
                                 ==========        ============         ==========        ============

STATE STREET RESEARCH EQUITY INVESTMENT FUND

---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------


For a share outstanding throughout each period:
                                                                    Class A
                            -----------------------------------------------------------------------------------------
                                                  Years ended June 30                             Six months ended
                            ------------------------------------------------------------------    December 31, 1997
                                1993          1994         1995(1)       1996(1)       1997(1)      (Unaudited)(1)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       13.16         14.52         12.44         14.28         17.04              19.68
                                -----         -----         -----         -----         -----              -----
  Net investment income ($)*     0.04          0.01          0.08          0.12          0.09               0.04
  Net realized and
    unrealized gain on
    investments ($)              2.48          0.18          2.14          3.38          4.63               1.27
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 2.52          0.19          2.22          3.50          4.72               1.31
                                -----         -----         -----         -----         -----              -----
  Dividends from net
    investment income ($)       (0.04)          --          (0.05)        (0.11)        (0.09)             (0.04)
  Distributions from net
    realized gains ($)          (1.12)        (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)         (1.16)        (2.27)        (0.38)        (0.74)        (2.08)             (2.78)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    14.52         12.44         14.28         17.04         19.68              18.21
                                =====         =====         =====         =====         =====              =====
Total return(3) (%)             20.37          0.93         18.34         25.33         30.91               7.09(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         26,933        29,821        31,174        39,300        55,239             61,809
Ratio of operating
  expenses to average
  net assets (%)*                1.50          1.50          1.42          1.25          1.25               1.25(5)
Ratio of net investment
  income to average net
  assets (%)*                    0.23          0.08          0.64          0.79          0.54               0.37(5)
Portfolio turnover rate (%)     92.35         62.93         47.93         44.44         88.07              44.39
Average commission rate
  (6) ($)                         --            --            --         0.0331        0.0583             0.0486

*Reflects voluntary
 assumption of fees or
 expenses per share
 in each period (Note 3) ($)     0.02          0.04          0.06          0.03          0.03               0.00


                                                                    Class B
                             ----------------------------------------------------------------------------------------
                                                  Years ended June 30                             Six months ended
                             -----------------------------------------------------------------    December 31, 1997
                               1993(2)         1994        1995(1)       1996(1)       1997(1)      (Unaudited)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       14.78         14.51         12.36         14.16         16.88              19.42
                                -----         -----         -----         -----         -----              -----
  Net investment income
    (loss) ($)*                  0.00         (0.02)         0.01          0.01         (0.03)             (0.04)
  Net realized and
    unrealized gain (loss)
    on investments ($)          (0.26)         0.14          2.12          3.34          4.56               1.26
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (0.26)         0.12          2.13          3.35          4.53               1.22
                                -----         -----         -----         -----         -----              -----
  Dividend from net
    investment income ($)       (0.01)          --            --            --            --                 --
  Distributions from net
    realized gains ($)            --          (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)         (0.01)        (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    14.51         12.36         14.16         16.88         19.42              17.90
                                =====         =====         =====         =====         =====              =====
Total return(3) (%)            (1.77)(4)       0.37         17.70         24.39         29.91               6.70(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period ($ thousands)              663         4,029         5,933        13,129        25,478             35,103
Ratio of operating
  expenses to average
  net assets (%)*                2.00(5)       2.00          2.00          2.00          2.00               2.00(5)
Ratio of net investment
  income (loss) to
  average net assets (%)*        0.03(5)      (0.39)         0.08          0.05         (0.20)             (0.37)(5)
Portfolio turnover rate (%)     92.35         62.93         47.93         44.44         88.07              44.39
Average commission rate
  (6) ($)                         --            --            --         0.0331        0.0583             0.0486

*Reflects voluntary
 assumption of fees or
 expenses per share
 in each period (Note 3) ($)     0.00          0.04          0.06          0.03          0.03               0.00
-------------------------------------------------------------------------------------------------------------------

(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended June 30, 1996.


                                                          Class C (Formerly Class D)
                          -------------------------------------------------------------------------------------------
                                                  Years ended June 30                             Six months ended
                          --------------------------------------------------------------------    December 31, 1997
                               1993(2)         1994        1995(1)       1996(1)       1997(1)     (Unaudited)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       14.78         14.51         12.36         14.15         16.87              19.41
                                 ----          ----          ----          ----          ----               ----
  Net investment income
    (loss) ($)*                  0.00         (0.05)         0.01          0.01         (0.03)             (0.04)
  Net realized and
    unrealized gain (loss)
    on investments ($)          (0.26)         0.17          2.11          3.34          4.56               1.26
                                 ----          ----          ----          ----          ----               ----
TOTAL FROM INVESTMENT
OPERATIONS ($)                  (0.26)         0.12          2.12          3.35          4.53               1.22
                                 ----          ----          ----          ----          ----               ----
  Dividend from net
    investment income ($)       (0.01)          --            --            --            --                 --
  Distributions from net
    realized gains ($)            --          (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                 ----          ----          ----          ----          ----               ----
TOTAL DISTRIBUTIONS ($)         (0.01)        (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                 ----          ----          ----          ----          ----               ----
NET ASSET VALUE, END OF
PERIOD ($)                      14.51         12.36         14.15         16.87         19.41              17.89
                                 ----          ----          ----          ----          ----               ----
                                 ----          ----          ----          ----          ----               ----
Total return(3) ($)            (1.77)(4)       0.45         17.53         24.40         29.93               6.70(4)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)              491           551           699           931         1,642              1,070
Ratio of operating
  expenses to average
  net assets (%)*                2.00(5)       2.00          2.00          2.00          2.00               2.00(5)
Ratio of net investment
  income (loss) to
  average net assets (%)*        0.12(5)      (0.41)         0.08          0.04         (0.19)             (0.37)(5)
Portfolio turnover rate (%)     92.35         62.93         47.93         44.44         88.07              44.39
Average commission rate
  (6) ($)                         --            --            --         0.0331        0.0583             0.0486

*Reflects voluntary
 assumption of fees or
 expenses per share
 in each period (Note 3) ($)     0.00          0.06          0.06          0.03          0.03               0.00


                                                          Class S (Formerly Class C)
                              ---------------------------------------------------------------------------------------
                                                  Years ended June 30                             Six months ended
                              ----------------------------------------------------------------    December 31, 1997
                               1993(2)         1994        1995(1)       1996(1)       1997(1)      (Unaudited)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       14.78         14.51         12.48         14.27         17.03              19.66
                                -----         -----         -----         -----         -----              -----
  Net investment income
    (loss) ($)*                 (0.00)         0.07          0.14          0.17          0.13               0.06
  Net realized and
    unrealized gain (loss)
    on investments ($)          (0.25)         0.17          2.15          3.37          4.62               1.27
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (0.25)         0.24          2.29          3.54          4.75               1.33
                                -----         -----         -----         -----         -----              -----
  Dividends from net
    investment income ($)       (0.02)          --          (0.17)        (0.15)        (0.13)             (0.06)
  Distributions from net
    realized gains ($)            --          (2.27)        (0.33)        (0.63)        (1.99)             (2.74)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)         (0.02)        (2.27)        (0.50)        (0.78)        (2.12)             (2.80)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    14.51         12.48         14.27         17.03         19.66              18.19
                                =====         =====         =====         =====         =====              =====
Total return(3) (%)             (1.69)(4)      1.41         18.83         25.66         31.19               7.23(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         18,796        32,991        50,503        70,177        83,999             88,400
Ratio of operating
  expenses to average
  net assets (%)*                1.00(5)       1.00          1.00          1.00          1.00               1.00(5)
Ratio of net investment
  income (loss) to
  average net assets (%)*       (0.39)(5)      0.59          1.09          1.06          0.77               0.62(5)
Portfolio turnover rate (%)     92.35         62.93         47.93         44.44         88.07              44.39
Average commission rate (6) ($)   --            --            --         0.0331        0.0583             0.0486
*Reflects voluntary
 assumption of fees or
 expenses per share
 in each period (Note 3) ($)     0.00          0.06          0.06          0.03          0.03               0.00

------------------------------------------------------------------------------------------------------------------

(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended June 30, 1996.

STATE STREET RESEARCH EQUITY INVESTMENT FUND

--------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
--------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
EQUITY INVESTMENT FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BARTLETT R. GEER                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired: formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS P. MOORE, JR.                   Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       DANIEL J. RICE III
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JAMES M. WEISS                         Board and Chief Financial Officer,
State Street Research                      Vice President                         St. Regis Corp.
Service Center
P.O. Box 8408                              JOHN T. WILSON
Boston, MA 02266-8408                      Vice President                         EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           GERARD P. MAUS                         (Morgan Guaranty Trust
CUSTODIAN                                  Treasurer                              Company of New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              JOSEPH W. CANAVAN                      investments and civic affairs
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110
                                           DOUGLAS A. ROMICH                      ROBERT A. LAWRENCE
LEGAL COUNSEL                              Assistant Treasurer                    Associate, Saltonstall & Co.
Goodwin, Procter & Hoar LLP
Exchange Place                             FRANCIS J. MCNAMARA, III
Boston, MA 02109                           Secretary and General Counsel          DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                           DARMAN A. WING                         Vice President, Chief
                                           Assistant Secretary and                Operating Officer and Director,
                                           Assistant General Counsel              Hewlett-Packard Company

                                           AMY L. SIMMONS
                                           Assistant Secretary                    THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart

                                                               -----------------
STATE STREET RESEARCH EQUITY INVESTMENT FUND                       Bulk Rate
One Financial Center                                             U.S. Postage
Boston, MA 02111                                                     PAID
                                                                 Randolph, MA
                                                                Permit No. 600
                                                               -----------------







QUESTIONS? COMMENTS?

Call us at 1-800-562-0032

Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-mail us at:
     info@ssrfunds.com


[Graphic Omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Equity Investment Fund prospectus. When used after March 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 4103-970822(0998)SSR-LD                        EIV-382D-298 IBS

STATE STREET RESEARCH


ALPHA FUND
(formerly Equity Income Fund)

SEMIANNUAL REPORT
December 31, 1997





WHAT'S INSIDE

INVESTMENT UPDATE
About the Fund,
economy and markets


FUND INFORMATION

Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS


                                [Graphic Omitted]


                                 For Excellence
                                       in
                               Shareholder Service

                                                    STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH ALPHA FUND (FORMERLY EQUITY INCOME FUND)

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------
INVESTMENT ENVIRONMENT

THE ECONOMY
o The economy benefited consumers, investors, business and government in the second half of 1997. Personal income rose; capital gains tax rates fell; and productivity gains continued to offset wage gains, keeping inflation under control. The federal deficit for the current year has all but disappeared, the result of higher tax revenues and a strong economy.

o The Federal Reserve Board left interest rates unchanged, because of the positive, inflation picture and concerns that currency and economic difficulties in the emerging markets of Southeast Asia could have a negative effect on the U.S. economy.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 10.58% for the six month period.(1) Small stocks were strong at the beginning of the period, but gave back some of their gains as investors expressed their concern about the potential impact of Southeast Asia and retreated to large-capitalization brand-name companies.

o Bonds gained momentum during the period. U.S. Treasury bonds made a strong showing late in the fourth quarter as long-term interest rates plunged below 6.0%. The Lehman Brothers Aggregate Bond Index, a broad measure of investment-grade corporate and government bonds, returned 6.36% for the six-month period.(1)

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1997, Class A shares of Alpha Fund returned +14.31% [does not reflect sales charge.](2) The Fund solidly outperformed both the S&P 500, which gained 10.58% over the same period, and the Lipper equity income fund average, which was up 11.11%.

o The Fund held up well during the early months of the period, which were weak for the U.S. stock market. It's equity position expanded because of favorable stock valuations resulting from market dynamics. The proposed buyout of MAPCO, a petroleum distribution company, by Williams Company, made a significant contribution to performance, and high-yield bonds helped offset a weak October for U.S. stocks.

CURRENT STRATEGY
o At the end of the year, approximately 84% of the Fund's assets were invested in common and preferred stocks and 12% in high-yield bonds. Cash and convertible bonds accounted for the remaining 4%.

o The Fund continues to seek companies that have demonstrated their ability to meet earnings expectations. Lower historical volatility and a reasonable stock price relative to the market are additional considerations.

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely traded common stocks. The Lehman Brothers Aggregate Bond Index is a market- value weighted index of fixed rate debt issues including U.S. treasury, agency and corporate bond issues, and mortgage-backed securities. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +13.83% for Class B shares; +13.84% for Class C shares; +14.44% for Class S shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges where applicable. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND
TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

December 31, 1997

-------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1997)
-------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------
                      10 YEARS            5 YEARS              1 YEAR
-------------------------------------------------------------------------
Class A                +14.80%            +17.99%               +21.81%
-------------------------------------------------------------------------
Class B                +14.99%            +18.14%               +21.55%
-------------------------------------------------------------------------
Class C                +14.99%            +18.34%               +25.47%
-------------------------------------------------------------------------
Class S                +15.53%            +19.46%               +27.83%
-------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS
(do not reflect sales charge)(3)(5)
-------------------------------------------------------------------------
                      10 YEARS            5 YEARS              1 YEAR
-------------------------------------------------------------------------
Class A                +15.31%            +19.08%               +27.54%
-------------------------------------------------------------------------
Class B                +14.96%            +18.35%               +26.55%
-------------------------------------------------------------------------
Class C                +14.95%            +18.34%               +26.47%
-------------------------------------------------------------------------
Class S                +15.50%            +19.46%               +27.83%
-------------------------------------------------------------------------

  TOP 10 STOCK POSITIONS
  (by percentage of net assets)

  1 MAPCO Oil service                                 3.3%
  2 VALASSIS COMMUNICATIONS Newspaper promotions      3.0%
  3 HOLLINGER INTERNATIONAL Newspaper publishing      3.0%
  4 AMERICA WEST Airlines                             1.9%
  5 TOMKINS Industrial management                     1.9%
  6 HANNAFORD BROTHERS Retail foods                   1.8%
  7 EXIDE Battery company                             1.8%
  8 BANK OF NEW YORK Banking                          1.8%
  9 PINNACLE WEST CAPITAL Utility company             1.8%
 10 LEXMARK INTERNATIONAL GROUP Printing products     1.8%

These securities represent an aggregate of 22.1% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

ASSET ALLOCATION
(by percentage of net assets)

COMMON AND PREFERRED STOCKS                              84%
HIGH YIELD BONDS                                         12%
CASH/OTHER                                                4%

STATE STREET RESEARCH ALPHA FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
December 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 73.9%

BASIC INDUSTRIES 18.7%

CHEMICAL 7.5%
BOC Group PLC* ......................................    165,200   $  2,720,919
Cabot Corp. .........................................    160,000      4,420,000
Lyondell Petrochemical Co. ..........................    170,545      4,519,442
Mississippi Chemical Corp. ..........................    129,800      2,368,850
Rohm & Haas Co. .....................................     28,000      2,681,000
Thiokol Corp. .......................................     54,200      4,403,750
                                                                   ------------
                                                                     21,113,961
                                                                   ------------

DIVERSIFIED 5.7%
Johnson Controls Inc. ...............................     57,800      2,759,950
Mark IV Industries Inc. .............................    196,695      4,302,703
Ogden Corp. .........................................    133,000      3,748,938
Tomkins PLC* ........................................  1,100,000      5,212,627
                                                                   ------------
                                                                     16,024,218
                                                                   ------------

FOREST PRODUCT 2.3%
Abitibi-Consolidated Inc. ...........................    240,000      3,360,000
Stone Container Corp. ...............................    300,000      3,131,250
                                                                   ------------
                                                                      6,491,250
                                                                   ------------

MACHINERY 1.4%
Howmet International Inc.* ..........................    138,700      2,080,500
Sundstrand Corp. ....................................     38,400      1,934,400
                                                                   ------------
                                                                      4,014,900
                                                                   ------------

METAL & MINING 1.8%
Alumax Inc.* ........................................     53,000      1,802,000
Kennametal Inc. .....................................     63,600      3,295,275
Sheffield Steel Corp.* ..............................      2,500          5,000
                                                                   ------------
                                                                      5,102,275
                                                                   ------------
Total Basic Industries ..............................                52,746,604
                                                                   ------------

CONSUMER CYCLICAL 12.6%

AIRLINE 2.0%
America West Holdings Corp. CI. B* ..................    294,700      5,488,787
                                                                   ------------

AUTOMOTIVE 3.9%
Exide Corp. .........................................    197,100      5,099,963
Gencorp Inc. ........................................    110,000      2,750,000
Renault SA* .........................................    112,500      3,166,005
                                                                   ------------
                                                                     11,015,968
                                                                   ------------

HOTEL & RESTAURANT 2.4%
AmeriKing Inc.* .....................................      1,000         50,000
Harrah's Entertainment Inc.* ........................    145,800      2,751,975
Mirage Resorts Inc.* ................................    178,300      4,056,325
Motels of America Inc.*+ ............................        500          5,000
                                                                   ------------
                                                                      6,863,300
                                                                   ------------

RECREATION 2.0%
HSN Inc.* ...........................................     83,450      4,297,675
Seagram Ltd. ........................................     40,000      1,299,900
                                                                   ------------
                                                                      5,597,575
                                                                   ------------
RETAIL TRADE 2.3%

Hannaford Brothers Co. ..............................    119,500      5,190,781
Kroger Co.* .........................................     35,800      1,322,363
                                                                   ------------
                                                                      6,513,144
                                                                   ------------
Total Consumer Cyclical  ............................                35,478,774
                                                                   ------------

CONSUMER STAPLE 15.5%

BUSINESS SERVICE 2.5%
A.C. Nielson Corp.* .................................    103,000      2,510,625
Hillenbrand Industries Inc. .........................     56,300      2,881,856
Pagemart Nationwide Inc.*+ ..........................      1,750         18,594
USA Waste Services Inc.* ............................     36,500      1,432,625
Vestar/LPA Investment Corp.*+ .......................      3,125         43,750
Viatel Inc.* ........................................     18,050         90,250
                                                                   ------------
                                                                      6,977,700
                                                                   ------------

CONTAINER 1.3%
Ball Corp. ..........................................    100,200      3,538,313
                                                                   ------------

FOOD & BEVERAGE 1.1%
Seven-Up/RC Bottling Co. of Southern California* ....      8,750        105,000
Whitman Corp. .......................................    114,000      2,971,125
                                                                   ------------
                                                                      3,076,125
                                                                   ------------

HOSPITAL SUPPLY 3.9%
Pacificare Health Systems, Inc. Cl. A* ..............     49,000      2,462,250
Tenet Healthcare Corp. ..............................     93,700      3,103,812
Trigon Healthcare Inc.* .............................    150,000      3,918,750
U.S. Surgical Corp. .................................     50,000      1,465,625
                                                                   ------------
                                                                     10,950,437
                                                                   ------------

PRINTING & PUBLISHING 5.5%
Hollinger International, Inc. Cl. A* ................    118,900      1,664,600
Lagardere SCA* ......................................     55,400      1,832,588
Torstar Corp. CI. B* ................................    103,800      3,626,784
Valassis Communications Inc. ........................    227,800      8,428,600
                                                                   ------------
                                                                     15,552,572
                                                                   ------------

TOBACCO 1.2%
Imperial Tobacco Group PLC* .........................    548,000      3,453,431
                                                                   ------------
Total Consumer Staple  ..............................                43,548,578
                                                                   ------------

ENERGY 7.6%

OIL 3.5%
Oryx Energy Co. .....................................     65,100      1,660,050
Seagull Energy Corp.* ...............................    137,000      2,825,625
Tosco Corp. .........................................    108,600      4,106,437
Total SA Cl. B ADR ..................................     25,000      1,387,500
                                                                   ------------
                                                                      9,979,612
                                                                   ------------

OIL SERVICE 4.1%
British Steel PLC* ..................................  1,032,900      2,226,389
MAPCO Inc. ..........................................    201,200      9,305,500
                                                                   ------------
                                                                     11,531,889
                                                                   ------------
Total Energy  .......................................                21,511,501
                                                                   ------------

FINANCE 10.0%

BANK 4.6%
Bank of New York Inc. ...............................     88,200      5,099,063
Canadian Imperial Bank of Commerce ..................    124,800      3,889,589
National Bank of Canada .............................    145,500      2,399,547
Royal Bank of Canada ................................     31,100      1,648,300
                                                                   ------------
                                                                     13,036,499
                                                                   ------------

FINANCIAL SERVICE 0.5%
Financial Security Assurance Co.* ...................     25,800      1,244,850
                                                                   ------------

INSURANCE 4.9%
Ace Ltd. ............................................     50,000      4,825,000
AMBAC Inc. ..........................................     88,300      4,061,800
Mid Ocean Ltd. ......................................     90,000      4,882,500
                                                                   ------------
                                                                     13,769,300
                                                                   ------------
Total Finance  ......................................                28,050,649
                                                                   ------------

SCIENCE & TECHNOLOGY 3.6%

AEROSPACE 0.6%
Boeing Co. ..........................................     34,120      1,669,748
                                                                   ------------

OFFICE EQUIPMENT 3.0%
Lexmark International Group Inc. CI. A* .............    130,000      4,940,000
Unisys Corp. ........................................    252,700      3,506,212
                                                                   ------------
                                                                      8,446,212
                                                                   ------------
Total Science & Technology  .........................                10,115,960
                                                                   ------------

UTILITY 5.9%

ELECTRIC 5.0%
Edison International Corp. ..........................     80,000      2,175,000
OGE Energy Corp. ....................................     45,000      2,460,938
Pinnacle West Capital Corp. .........................    120,000      5,085,000
Western Resources Inc. ..............................    101,200      4,351,600
                                                                   ------------
                                                                     14,072,538
                                                                   ------------

NATURAL GAS 0.2%
TransTexas Gas Corp.* ...............................     48,000        711,000
                                                                   ------------

TELEPHONE 0.7%
Celcaribe SA*+ ......................................     69,918        279,672
RSL Communications Ltd. CI.A* .......................     75,000      1,650,000
                                                                   ------------
                                                                      1,929,672
                                                                   ------------
Total Utility  ......................................                16,713,210
                                                                   ------------
Total Common Stocks (Cost $171,344,974)  ............               208,165,276
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS & OTHER 10.1%
Advanced Radio Telecom Corp. Wts.* ..................      3,750         38,887
AmeriKing Inc. Sr. Exch. Pfd.* ......................     45,425      1,226,475
Clearnet Communications Inc. Wts.* ..................      3,300         31,350
Cooper Industries Inc. Exch. Note* ..................    128,000      2,336,000
Crown Packaging Holdings Ltd. Wts.*+ ................      2,000            250
DECS Trust Exch. Pfd. ...............................    106,000      2,729,500
Econophone Inc. Wts.*+ ..............................      1,500         75,000
Food 4 Less Holdings Inc. Wts.*+ ....................      1,344        354,453
Golden Ocean Group Ltd. Wts.* .......................      2,000         10,000
Granite Broadcasting Corp. Cv. Pfd. .................     10,000        485,000
Heartland Wireless Communications, Inc. Wts.* .......      1,500             15
Hollinger International, Inc. Cv. Pfd. ..............    525,100      6,760,662
ICG Holdings Inc. Exch. Pfd.* .......................        617        697,210
KTI Inc. Cv. Pfd.+ ..................................     40,000      1,530,000
Nextel Communications Inc. Series D Exch. Pfd.# .....      1,030      1,174,200
North Atlantic Trading Inc. Sr. Pfd.# ...............     52,361      1,413,747
NS Group Inc. Wts.* .................................        250         43,750
Orion Network Systems Inc. Wts.* ....................      1,250         16,250
Pagemart Inc. Wts.*+ ................................      3,450         31,913
Primus Telecommunications Group Wts.* ...............        500            500
RSL Communications Ltd. Wts.*+ ......................        500         50,000
Salomon Inc. Cv. Pfd.* ..............................     45,000      1,822,500
Station Casinos Inc. Cv. Pfd. .......................     77,800      3,189,800
Supermarkets General Holdings Corp. Exch. Pfd.# .....     80,000      1,200,000
WBK STRYPES Trust Exch. Pfd. ........................    100,000      3,350,000
Wireless One Inc. Wts.* .............................      1,500             15
                                                                   ------------
Total Convertible Preferred Stocks & Other
  (Cost $26,065,886) ................................                28,567,477
                                                                   ------------

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL     MATURITY           VALUE
                                                                         AMOUNT        DATE            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS 11.6%
Advanced Radio Telecom Corp. Sr. Note, 14.00% .....................   $  250,000     2/15/2007      $    242,500
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% ......................      750,000     8/01/2004           768,750
Archibald Candy Corp. Sr. Sec. Note, 10.25% .......................    1,500,000     7/01/2004         1,571,250
Celcaribe SA Sr. Sec. Note, 0.00% to 3/14/98, 13.50%
  from 3/15/98 to maturity  ......................................       430,000     3/15/2004           430,000
CHC Helicopter Corp. Sr. Sub. Note, 11.50% .......................       442,000     7/15/2002           471,835
Clearnet Communications Inc. Sr. Note, 0.00% to 12/14/00, 14.75%
  from from 12/15/00 to maturity .................................       250,000   12/15/2005            197,500
Concentric Network Corp. Sr. Note, 12.75%+ .......................     1,500,000   12/15/2007          1,530,000
Dobson Communications Corp. Sr. Note, 11.75% .....................       250,000    4/15/2007            264,375
Drypers Corp. Sr. Note, 10.25% ...................................       750,000    6/15/2007            761,250
Econophone Inc. Sr. Note, 13.50% .................................     1,500,000    7/15/2007          1,605,000
Elgin National Industries Inc. Sr. Note, 11.00%+ .................       500,000   11/01/2007            518,750
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99, 12.875% from
  7/15/99 to maturity ............................................     1,500,000    7/15/2004          1,350,000
Envirosource Inc. Note, 9.75% ....................................     1,250,000    6/15/2003          1,271,875
French Fragrances Inc. Series B Sr. Note, 10.375% ................       500,000    5/15/2007            525,000
Golden Ocean Group Ltd. Sr. Note, 10.00%+ ........................     2,000,000    8/31/2001          1,700,000
ICF International Inc. Sr. Sub. Note, 13.00% .....................       250,000   12/31/2003            258,750
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ..............     1,000,000   11/01/2006          1,050,000
Ionic PLC Sr. Note, 13.50% .......................................       500,000    8/15/2006            457,500
Johnstown America Industries Inc. Sr. Sub. Note, 11.75% ..........       250,000    8/15/2005            273,750
Krystal Co. Sr. Note, 10.25%+ ....................................     1,500,000   10/01/2007          1,537,500
La Petite Holdings Corp. Sr. Sec. Notes, 9.625% ..................       750,000    8/01/2001            767,812
North Atlantic Trading Inc. Sr. Note, 11.00% .....................     1,000,000    6/15/2004          1,042,500
Orion Network Systems Inc. Sr. Note, 11.25% ......................     1,250,000    1/15/2007          1,400,000
Packaging Resources Inc. Sr. Sec. Note, 11.625% ..................       250,000    5/01/2003            265,000
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/31/00,
  15.00% from 2/1/00 to maturity .................................       825,000    2/01/2005            678,563
Pegasus Shipping Hellas Ltd. Sr. Note, 11.875%+ ..................       500,000   11/15/2004            496,250
Primus Telecommunications Group Sr. Note, 11.75% .................       500,000    8/01/2004            530,000
PT Indah Kiat Pulp & Paper Corp. Sr. Note, 10.00%+ ...............       500,000    7/01/2007            415,000
Real Time Data Inc. Units, 0.00% to 8/14/01, 13.50% from
  8/15/01 to maturity+ ...........................................     1,250,000    8/15/2006            687,500
RSL Communications Ltd. Sr. Note, 12.25% .........................       500,000   11/15/2006            550,000
Silgan Holdings Inc. Sub. Deb., 13.25% ...........................       279,000    7/15/2006            315,270
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% ...............       500,000    6/15/2002            575,000
Transamerican Energy Corp. Sr. Note, 0.00% to 6/14/00, 13.00%
  from 6/15/00 to maturity+ ......................................     1,000,000    6/15/2002            807,500
Transamerican Energy Corp. Sr. Note, 11.50%+ .....................     1,500,000    6/15/2002          1,507,500
U.S.A. Mobile Communications Inc. Sr. Note, 14.00% ...............     3,000,000   11/01/2004          3,345,000
Unilab Corp. Sr. Note, 11.00% ....................................       750,000    4/01/2006            765,000
Universal Outdoor Inc. Sr. Sub. Note, 9.75% ......................       500,000   10/15/2006            561,250
Viatel Inc. Sr. Note, 0.00% to 1/14/00, 15.00% from 1/15/00
   to maturity ...................................................     1,000,000    1/15/2005            800,000
Wireless One Inc. Sr. Note, 13.00% ...............................       750,000   10/15/2003            232,500
                                                                                                    ------------
Total Non-Convertible Bonds (Cost $31,492,189) ..............................................         32,527,230
                                                                                                    ------------
CONVERTIBLE BONDS 1.5%
Crown Resources Corp. Cv. Sub. Deb., 5.75%  ......................     1,100,000    8/27/2001            841,500
Rohr Inc. Cv. Sub. Note, 7.75% ...................................       500,000    5/15/2004          1,427,500
Winstar Communications Inc. Sr. Sub. Cv. Note, 0.00% to 10/14/00,
  14.00% from 10/15/00 to maturity+ ..............................     2,150,000   10/15/2005          1,999,500
                                                                                                    ------------
Total Convertible Bonds (Cost $2,713,459) ...................................................          4,268,500
                                                                                                    ------------
COMMERCIAL PAPER 4.2%
American Express Credit Corp., 6.15% ............................      3,831,000    1/05/1998          3,831,000
Ford Motor Credit Co.,6.10% .....................................      2,855,000    1/05/1998          2,855,000
Ford Motor Credit Co.,6.15% .....................................      1,186,000    1/05/1998          1,186,000
General Electric Capital Corp., 5.75% ...........................      4,000,000    1/08/1998          4,000,000
                                                                                                    ------------
Total Commercial Paper (Cost $11,872,000) ...................................................         11,872,000
                                                                                                    ------------
----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 16.0%
Navigator Securities Lending Prime Portfolio  ...................                  45,171,103         45,171,103
                                                                                 ------------
Total Short-Term Investments (Cost $45,171,103) .................                  45,171,103
                                                                                 ------------
Total Investments (Cost $288,659,611) -- 7.3% ...................                 330,571,586
                                                                                 ------------
Cash and Other Assets, Less Liabilities -- (17.3)% ..............                 (48,849,190)
                                                                                 ------------
Net Assets -- 100.0% ............................................                $281,722,396
                                                                                 ============
Federal Income Tax Information:

At December 31, 1997, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $288,834,327 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ...............................................................            $ 48,370,886
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ...............................................................             (6,633,627)
                                                                                                    -----------
                                                                                                    $41,737,259
                                                                                                    ===========

---------------------------------------------------------------------------------------------------------------

*     Nonincome-producing securities.

      ADR stands for American Depositary Receipt, representing ownership of foreign securities.

# Payments of income may be made in cash or in the form of additional securities.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1997 was $12,647,787 and $14,762,332 (5.24% of net
     assets), respectively.

Forward currency exchange contracts outstanding at December 31, 1997, are as follows:
                                                                                 UNREALIZED
                                                                CONTRACT        APPRECIATION      DELIVERY
                                            TOTAL VALUE           PRICE        (DEPRECIATION)       DATE
--------------------------------------------------------------------------------------------------------------
Sell French francs,
  Buy U.S. dollars ....................      26,000,000 FRF      0.17406 FRF      $176,381        4/30/98
Sell Pound sterling,
  Buy U.S. dollars ....................         525,000 GBP      1.62320 GBP        (5,082)       4/30/98
Sell Pound sterling,
  Buy U.S. dollars ....................       8,000,000 GBP      1.67732 GBP       355,523        4/30/98
Buy Pound sterling,
  Sell U.S. dollars ...................         700,000 GBP      1.64610 GBP        (9,254)       4/30/98
                                                                                  --------
                                                                                  $517,568
                                                                                  ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $288,659,611) (Note 1) ..........      $330,571,586
Cash ........................................................               818
Receivable for securities sold ..............................         3,155,473
Dividends and interest receivable ...........................         1,376,217
Receivable for Fund shares sold .............................         1,360,418
Receivable for open forward contracts .......................           531,904
Receivable from Distributor (Note 3) ........................             3,472
Other assets ................................................            29,909
                                                                   ------------
                                                                    337,029,797
LIABILITIES
Payable for collateral received on securities loaned ........        45,171,103
Payable for securities purchased ............................         8,275,403
Payable for Fund shares redeemed ............................         1,386,541
Accrued management fee (Note 2) .............................           153,314
Accrued distribution and service fees (Note 5) ..............           121,754
Accrued transfer agent and shareholder services
  (Note 2) ..................................................            70,802
Payable for open forward contracts ..........................            14,336
Accrued trustees' fees (Note 2) .............................             5,502
Other accrued expenses ......................................           108,646
                                                                   ------------
                                                                     55,307,401
                                                                   ------------
NET ASSETS                                                         $281,722,396
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .......................      $    535,061
  Unrealized appreciation of investments ....................        41,911,975
  Unrealized appreciation of foreign currency and
    forward contracts .......................................           514,256
  Accumulated net realized gain .............................         5,672,932
  Paid-in capital ...........................................       233,088,172
                                                                   ------------
                                                                   $281,722,396
                                                                   ============
Net Asset Value and redemption price per share of
   Class A shares ($93,989,831 / 6,221,597 shares) ..........            $15.11
                                                                         ======
Maximum Offering Price per share of Class A shares
   ($15.11 / .955) ..........................................            $15.82
                                                                         ======
Net Asset Value and offering price per share of Class B
   shares ($109,873,921 / 7,303,316 shares)* ................            $15.04
                                                                         ======
Net Asset Value and offering price per share of Class C
   shares ($14,048,880 / 935,059 shares)* ...................            $15.02
                                                                         ======
Net Asset Value, offering price and redemption price
   per share of Class S shares ($63,809,764 / 4,224,236
   shares) ..................................................            $15.11
                                                                         ======

*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1997 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $49,151 ...................      $ 2,390,330
Interest (Note 1) ............................................        1,695,887
                                                                    -----------
                                                                      4,086,217
EXPENSES
Management fee (Note 2) ......................................          822,738
Transfer agent and shareholder services (Note 2) .............          240,265
Custodian fee ................................................           78,357
Service fee-Class A (Note 5) .................................          104,631
Distribution and service fees-Class B (Note 5) ...............          459,214
Distribution and service fees-Class C (Note 5) ...............           58,451
Registration fees ............................................           33,479
Reports to shareholders ......................................           20,786
Trustees' fees (Note 2) ......................................           23,710
Audit fee ....................................................           16,026
Legal fees ...................................................            3,565
Miscellaneous ................................................            3,226
                                                                    -----------
                                                                      1,864,448
Expenses borne by the Distributor (Note 3) ...................           (3,472)
                                                                    -----------
                                                                      1,860,976
                                                                    -----------
Net investment income ........................................        2,225,241
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) .............       21,009,555
Net realized loss on foreign currency and forward
  contracts (Note 1) .........................................         (675,360)
                                                                    -----------
    Total net realized gain ..................................       20,334,195
                                                                    -----------
Net unrealized appreciation of investments ...................        8,453,848
Net unrealized appreciation of foreign currency
  and forward contracts ......................................          677,455
                                                                    -----------
    Total net unrealized appreciation ........................        9,131,303
                                                                    -----------
Net gain on investments, foreign currency and
  forward contracts ..........................................       29,465,498
                                                                    -----------
Net increase in net assets resulting from operations .........      $31,690,739
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                YEAR ENDED    DECEMBER 31, 1997
                                              JUNE 30, 1997      (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................   $  3,408,908      $  2,225,241
Net realized gain on investments, foreign
  currency and forward contracts ...........     12,970,640        20,334,195
Net unrealized appreciation of investments,
  foreign currency and forward contracts ...     20,158,095         9,131,303
                                               ------------      ------------
Net increase resulting from operations .....     36,537,643        31,690,739
                                               ------------      ------------
Dividends from net investment income:
  Class A ..................................     (1,175,982)         (804,670)
  Class B ..................................       (613,879)         (432,112)
  Class C ..................................     (1,191,787)          (71,011)
  Class S ..................................        (66,794)         (679,059)
                                               ------------      ------------
                                                 (3,048,442)       (1,986,852)
                                               ------------      ------------
Distributions from net realized gains:
  Class A ..................................     (6,343,780)       (8,828,000)
  Class B ..................................     (3,837,994)       (9,977,340)
  Class C ..................................     (5,623,211)       (1,257,633)
  Class S ..................................       (219,488)       (6,735,342)
                                               ------------      ------------
                                                (16,024,473)      (26,798,315)
                                               ------------      ------------
Net increase from Fund share
  transactions (Note 6) ....................     83,963,174        66,698,030
                                                ------------     ------------
Total increase in net assets ...............    101,427,902        69,603,602

NET ASSETS
Beginning of period ........................    110,690,892       212,118,794
                                               ------------      ------------
End of period (including undistributed
  net investment income of $296,672
  and $535,061, respectively) ..............   $212,118,794      $281,722,396
                                               ============      ============


The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1997

NOTE 1
State Street Research Alpha Fund, formerly State Street Research Equity Income Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of three separate funds: State Street Research Alpha Fund, State Street Research Equity Investment Fund and State Street Research Global Resources Fund.

The Fund seeks to provide a high level of current income and, secondarily, long-term growth of capital by investing primarily in common stocks offering above-average dividend yields and in securities convertible into common stocks. The Fund seeks to provide a higher income yield than that of the Standard & Poor's 500 Stock Index. The Fund has authority to invest from time to time in lower rated fixed income securities.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, approved by the Trustees, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain preferred securities held by the Fund pay dividends in the form of additional securities (payment-in-kind securities). Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. Differences between the market value of securities received and the corresponding amounts of income accrued are recorded as adjustments to income. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1997, the value of the securities loaned and the value of collateral were $44,206,979 and $45,171,103, respectively. During the six months ended December 31, 1997, income from securities lending amounted to $240 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1997, the fees pursuant to such agreement amounted to $822,738.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1997, the amount of such shareholder servicing and account maintenance expenses was $130,195.

The fees of the Trustees not currently affiliated with the Adviser amounted to $23,710 during the six months ended December 31, 1997.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $3,472.

NOTE 4

For the six months ended December 31, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $141,598,874 and $98,419,761, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1997, fees pursuant to such plan amounted to $104,631, $459,214 and $58,451 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $46,342 and $313,688, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $858,142 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $51,145 and $829 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                      DECEMBER 31, 1997
                                           JUNE 30, 1997                        (UNAUDITED)
                                      ----------------------------        ----------------------------
CLASS A                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,551,622       $ 21,339,862        1,229,745       $ 18,906,581
Issued upon reinvestment of:
  Distributions from net
    realized gains ............         497,882          5,949,190          553,080          8,327,638
  Dividends from net investment
    income ....................          78,757          1,077,039           48,346            732,456
Shares repurchased ............        (554,634)        (7,538,567)        (393,002)        (6,095,812)
                                      ---------       ------------        ---------       ------------
Net increase ..................       1,573,627       $ 20,827,524        1,438,169       $ 21,870,863
                                      =========       ============        =========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       3,152,047       $ 43,148,521        2,113,787       $ 32,399,380
Issued upon reinvestment of:
  Distributions from net
    realized gains ............         296,462          3,540,487          616,819          9,237,865
  Dividends from net investment
    income ....................          32,330            444,756           24,843            376,664
Shares repurchased ............        (469,237)        (6,363,046)        (312,378)        (4,821,472)
                                      ---------       ------------        ---------       ------------
Net increase ..................       3,011,602       $ 40,770,718        2,443,071       $ 37,192,437
                                      =========       ============        =========       ============

CLASS C (FORMERLY CLASS D)             SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         657,453       $  9,099,018          331,550       $  5,107,861
Issued upon reinvestment of:
  Distributions from net
    realized gains ............          17,516            208,976           77,469          1,158,998
  Dividends from net investment
    income ....................           4,050             56,205            4,253             63,951
Shares repurchased ............        (130,981)        (1,774,765)        (126,561)        (1,959,011)
                                      ---------       ------------        ---------       ------------
Net increase ..................         548,038       $  7,589,434          286,711       $  4,371,799
                                      =========       ============        =========       ============

CLASS S (FORMERLY CLASS C)             SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,772,262       $ 23,914,041          719,121       $ 11,120,538
Issued upon reinvestment of:
  Distributions from net
    realized gains ............         470,421          5,622,233          447,035          6,734,398
  Dividends from net investment
    income ....................          87,937          1,191,070           44,631            677,784
Shares repurchased ............      (1,167,373)       (15,951,846)        (987,973)       (15,269,789)
                                      ---------       ------------        ---------       ------------
Net increase ..................       1,163,247       $ 14,775,498          222,814       $  3,262,931
                                      =========       ============        =========       ============


STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          CLASS A
                                ---------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                      SIX MONTHS ENDED
                                --------------------------------------------------------------------------       DECEMBER 31, 1997
                                1993             1994              1995(1)         1996(1)         1997(1)        (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       9.19             10.79             10.87            11.70           13.85             14.86
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.44              0.24              0.28             0.23            0.33              0.16
  Net realized and unrealized
    gain on investments,
    foreign currency and
    forward contracts ($)       1.52              0.25              1.37             2.36            2.90              1.90
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.96              0.49              1.65             2.59            3.23              2.06
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.36)            (0.26)            (0.28)           (0.28)          (0.28)            (0.14)
  Distributions from net
    realized gains ($)            --             (0.15)            (0.54)           (0.16)          (1.94)            (1.67)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.36)            (0.41)            (0.82)           (0.44)          (2.22)            (1.81)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.79             10.87             11.70            13.85           14.86             15.11
                               =====             =====             =====            =====           =====             =====
Total return(3) (%)            21.64              4.30             16.12            22.41           27.45             14.31(4)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)        28,995            40,484            37,327           44,464          71,087            93,990

Ratio of operating
  expenses to average net
  assets (%)*                   1.50              1.50              1.42             1.25            1.25              1.23(5)

Ratio of net investment
  income to average net
  assets (%)*                   3.76              2.42              2.55             1.78            2.43              2.00(5)

Portfolio turnover
  rate(%)                      80.42             73.96             67.50           111.13           63.33             40.14

Average commission
  rate(6) ($)                     --                --                --           0.0140          0.0512            0.0328

*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3) ($)       0.01              0.05              0.05             0.03            0.02              0.00

                                                                          CLASS B
                             --------------------------------------------------------------------------------------------------
                                                       YEARS ENDED JUNE 30                                     SIX MONTHS ENDED
                             ---------------------------------------------------------------------------      DECEMBER 31, 1997
                               1993(2)           1994             1995(1)          1996(1)         1997(1)      (UNAUDITED)(1)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      10.81             10.79             10.86            11.68           13.82             14.81
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.02              0.21              0.21             0.13            0.22              0.10
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)              (0.02)             0.21              1.38             2.36            2.89              1.89
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.00              0.42              1.59             2.49            3.11              1.99
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.02)            (0.20)            (0.23)           (0.19)          (0.18)            (0.09)
  Distributions from net
    realized gains ($)            --             (0.15)            (0.54)           (0.16)          (1.94)            (1.67)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.02)            (0.35)            (0.77)           (0.35)          (2.12)            (1.76)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.79             10.86             11.68            13.82           14.81             15.04
                               =====             =====             =====            =====           =====             =====
Total return(3) (%)             0.05(4)           3.79             15.43            21.60           26.45             13.83(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         1,060            10,752            16,130           25,543          71,986           109,874
Ratio of operating
  expenses to average net
  assets (%)*                   2.00(5)           2.00              2.00             2.00            2.00              1.98(5)

Ratio of net investment
  income to average net
  assets (%)*                   1.53(5)           1.80              1.95             1.05            1.65              1.26(5)
Portfolio turnover rate (%)    80.42             73.96             67.50           111.13           63.33             40.14
Average commission
  rate(6) ($)                     --                --                --           0.0140          0.0512            0.0328
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3) ($)       0.00              0.07              0.05             0.03            0.02              0.00
-----------------------------------------------------------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended
    June 30, 1996.

                                                                 CLASS C (FORMERLY CLASS D)
                                            --------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                     SIX MONTHS ENDED
                                            -----------------------------------------------------------------   DECEMBER 31, 1997
                                            1993(2)         1994         1995(1)       1996(1)         1997(1)   (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)     10.81          10.79         10.86         11.67           13.82        14.79
                                             -----          -----         -----         -----           -----        -----
  Net investment income($)*                   0.02           0.21          0.22          0.13            0.21         0.10
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and forward contracts ($)       (0.02)          0.21          1.36          2.37            2.90         1.89
                                             -----          -----         -----         -----           -----        -----
TOTAL FROM INVESTMENT OPERATIONS ($)          0.00           0.42          1.58          2.50            3.11         1.99
                                             -----          -----         -----         -----           -----        -----
  Dividends from net investment income ($)   (0.02)         (0.20)        (0.23)        (0.19)          (0.20)       (0.09)
  Distributions from net realized gains ($)     --          (0.15)        (0.54)        (0.16)          (1.94)       (1.67)
                                             -----          -----         -----         -----           -----        -----
TOTAL DISTRIBUTIONS ($)                      (0.02)         (0.35)        (0.77)        (0.35)          (2.14)       (1.76)
                                             -----          -----         -----         -----           -----        -----
NET ASSET VALUE, END OF PERIOD ($)           10.79          10.86         11.67         13.82           14.79        15.02
                                             =====          =====         =====         =====           =====        =====
Total return(3) (%)                           0.04(4)        3.78         15.33         21.68           26.42        13.84(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of  period ($ thousands)     628          1,280         1,366         1,386           9,592       14,049
Ratio of operating expenses to average net
  assets (%)*                                 2.00(5)        2.00          2.00          2.00            2.00         1.98(5)
Ratio of net investment income to average
   net assets (%)*                            1.49(5)        1.88          1.96          1.03            1.59         1.27(5)
Portfolio turnover rate (%)                  80.42          73.96         67.50        111.13           63.33        40.14
Average commission rate (6) ($)                 --             --            --        0.0140          0.0512       0.0328
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3) ($)                                 0.00           0.06          0.05          0.03            0.01         0.00

                                                                 CLASS S (FORMERLY CLASS C)
                                            -------------------------------------------------------------------------------------
                                                                          YEARS ENDED JUNE 30                    SIX MONTHS ENDED
                                            -----------------------------------------------------------------   DECEMBER 31, 1997
                                            1993(2)         1994         1995(1)       1996(1)         1997(1)   (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)     10.81          10.79         10.86         11.70           13.85        14.86
                                             -----          -----         -----         -----           -----        -----
  Net investment income ($)*                  0.03           0.33          0.32          0.26            0.36         0.18
  Net realized and unrealized gain (loss)
    on investments, foreign currency and
    forward contracts ($)                    (0.02)          0.21          1.39          2.36            2.90         1.90
                                             -----          -----         -----         -----           -----        -----
TOTAL FROM INVESTMENT OPERATIONS ($)          0.01           0.54          1.71          2.62            3.26         2.08
                                             -----          -----         -----         -----           -----        -----
  Dividends from net investment income ($)   (0.03)         (0.32)        (0.33)        (0.31)          (0.31)       (0.16)
  Distributions from net realized gains ($)     --          (0.15)        (0.54)        (0.16)          (1.94)       (1.67)
                                             -----          -----         -----         -----           -----        -----
TOTAL DISTRIBUTIONS ($)                      (0.03)         (0.47)        (0.87)        (0.47)          (2.25)       (1.83)
                                             -----          -----         -----         -----           -----        -----
NET ASSET VALUE, END OF PERIOD ($)           10.79          10.86         11.70         13.85           14.86        15.11
                                             =====          =====         =====         =====           =====        =====
Total return(3) (%)                           0.14(4)        4.84         16.64         22.82           27.75        14.44(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)   15,988         20,266        34,827        39,298          59,453          63,810
Ratio of operating expenses to average
  net assets (%)*                             1.00(5)        1.00          1.00          1.00            1.00         0.98(5)
Ratio of net investment income to average
  net assets (%)*                             1.65(5)        2.92          2.93          2.03            2.68         2.23(5)
Portfolio turnover rate (%)                  80.42          73.96         67.50        111.13           63.33        40.14
Average commission rate (6) ($)                 --             --            --        0.0140          0.0512       0.0328
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3) ($)                                 0.00           0.06          0.05          0.03            0.02         0.00

------------------------------------------------------------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended
    June 30, 1996.

STATE STREET RESEARCH ALPHA FUND
------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ALPHA FUND                                 Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BARTLETT R. GEER                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS P. MOORE, JR.                   Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       DANIEL J. RICE III
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JAMES M. WEISS                         Board and Chief Financial
State Street Research                      Vice President                         Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              JOHN T. WILSON
Boston, MA 02266-8408                      Vice President                         EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking (Morgan
                                           GERARD P. MAUS                         Guaranty Trust Company of
CUSTODIAN                                  Treasurer                              New York); presently engaged
State Street Bank and                                                             in private investments and
Trust Company                              JOSEPH W. CANAVAN                      civic affairs
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110
                                           DOUGLAS A. ROMICH                      ROBERT A. LAWRENCE
LEGAL COUNSEL                              Assistant Treasurer                    Associate, Saltonstall & Co.
Goodwin, Procter & Hoar LLP
Exchange Place                             FRANCIS J. MCNAMARA, III
Boston, MA 02109                           Secretary and General Counsel          DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                           DARMAN A. WING                         Vice President, Chief
                                           Assistant Secretary and                Operating Officer and Director,
                                           Assistant General Counsel              Hewlett-Packard Company

                                           AMY L. SIMMONS
                                           Assistant Secretary                    THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart

                                                               -----------------
STATE STREET RESEARCH ALPHA FUND                                  Bulk Rate
One Financial Center                                             U.S. Postage
Boston, MA 02111                                                     PAID
                                                                 Randolph, MA
                                                                Permit No. 600
                                                               -----------------







QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032

Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

     E-mail us at
     info@ssrfunds.com


[Graphic Omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Alpha Fund prospectus. When used after March 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 4105-970822(0998)SSR-LD                          AL-820C-298IBS

STATE STREET RESEARCH


GLOBAL RESOURCES FUND

SEMIANNUAL REPORT
December 31, 1997





WHAT'S INSIDE

INVESTMENT UPDATE

About the Fund,
economy and markets


FUND INFORMATION

Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS


                                [Graphic Omitted]


                                 For Excellence
                                       in
                               Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy benefited consumers, investors, businesses and government in the second half of 1997. Personal income rose; capital gains tax rates fell; and productivity gains continued to offset wage gains, keeping inflation under control. The federal deficit for the current year has all but disappeared, the result of higher tax revenues and a strong economy.
o The Federal Reserve Board left interest rates unchanged because of concerns that currency and economic difficulties in the emerging markets of Southeast Asia could have a negative effect on the U.S. economy.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 10.58% for the six month period.(1) Small stocks were strong at the beginning of the period, but gave back some of their gains as investors expressed their concern about the potential impact of Southeast Asia and retreated to large-capitalization brand-name companies.
o Bonds gained momentum during the period. In fact, the Lehman Brothers Aggregate Bond Index, a broad measure of investment-grade corporate and government bonds, actually outperformed the S&P 500, 2.94% vs 2.87% in the fourth quarter.(1)

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended December 31, 1997, Class A shares of Global Resources Fund returned +2.07% [does not reflect sales charge.](2) The Fund solidly outperformed other natural resources funds, which averaged a loss of -3.84% for the period, according to Lipper Analytical Services.
o Because Asia represents approximately 50% of the growth in demand for natural resources, the economic crises that rocked the area had a negative impact on most segments of the natural resources sector.
o Energy stocks held up better than other natural segments, and the Fund's heavy emphasis on energy is the primary reason it outperformed its peers.
o The Fund's 10% position in gold depreciated to approximately 7% by the end of the period as gold stocks continued to lose ground.

CURRENT STRATEGY

o We expect oil prices to come down, due to a perceived surplus of crude oil brought about by lack of demand from Asian countries.
o We have eliminated our positions in oil service stocks that have been very vulnerable since October.
o We remain bullish on natural gas and have increased our holdings in gold because of attractive buying opportunities.

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely traded common stocks. The Lehman Brothers Aggregate Bond Index is a market- value weighted index of fixed-rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +1.71% for Class B shares; +1.66% for Class C shares; +2.22% for Class S shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "S" shares, offered without a sales charge, are available through certain employee benefits plans and special programs.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

AN INVESTMENT IN THE FUND MAY INVOLVE GREATER- THAN-AVERAGE RISK AND ABOVE-AVERAGE PRICE FLUCTUATION BECAUSE SMALL- COMPANY STOCKS ARE MORE VOLATILE THAN LARGE-COMPANY STOCKS. PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

December 31, 1997

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1997)
--------------------------------------------------------------------------------

SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)(5)
---------------------------------------------------------------------
                    Life of Fund
                   (since 3/2/90)        5 years           1 year
---------------------------------------------------------------------
Class A                +8.57%            +21.58%             +0.81%
---------------------------------------------------------------------
Class B                +8.80%            +21.80%             +0.06%
---------------------------------------------------------------------
Class C                +8.76%            +21.93%             +3.80%
---------------------------------------------------------------------
Class S                +9.42%            +23.09%             +5.86%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS
(do not reflect sales charge)(3)(5)
--------------------------------------------------------------------------------
                    Life of Fund
                   (since 3/2/90)        5 years           1 year
---------------------------------------------------------------------
Class A                +9.21%            +22.70%             +5.56%
---------------------------------------------------------------------
Class B                +8.80%            +21.98%             +4.78%
---------------------------------------------------------------------
Class C                +8.76%            +21.93%             +4.74%
---------------------------------------------------------------------
Class S                +9.42%            +23.09%             +5.86%
---------------------------------------------------------------------
Performance results for the Fund are increased by the Distributor's voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 SEAGULL ENERGY Oil and gas exploration                            5.0%
 2 RANGER OIL International oil exploration                          4.9%
 3 KCS ENERGY Oil and gas exploration                                4.5%
 4 NUEVO ENERGY Oil and gas exploration                              3.1%
 5 OCEAN ENERGY  Oil and gas exploration service                     2.9%
 6 SEVEN SEAS PETROLEUM Oil and gas exploration company              2.8%
 7 TRANSTEXAS GAS Oil and gas exploration                            2.6%
 8 PROBE EXPLORATION Oil and gas exploration and production          1.9%
 9 OMI International shipping                                        1.8%
10 ULSTER PETROLEUM Oil and gas exploration                          1.8%

These securities represent an aggregate of 31.3% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

               ASSET ALLOCATION
               (by percentage of net assets)

               Oil and gas production                68%
               Cash                                  16%
               Metal and mining                      10%
               Other                                  4%
               Oil service                            2%

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 1997 (Unaudited)
------------------------------------------------------------------------------
                                                                       VALUE
                                                          SHARES      (NOTE 1)
--------------------------------------------------------------------------------

EQUITY SECURITIES 84.4%
BASIC INDUSTRIES 13.9%
CHEMICAL 0.4%
Agrium Inc. ......................................        70,000   $    853,125
                                                                   ------------
MACHINERY 0.6%
US Filter Corp.* .................................        50,000      1,496,875
                                                                   ------------
METAL & MINING 9.9%
Aber Resources Ltd.* .............................        75,100        769,775
Ashanti Goldfields Co. Ltd. GDR ..................       200,000      1,500,000
Battle Mountain Gold Co. .........................       200,000      1,175,000
Boliden Ltd.* ....................................       200,000        510,829
Cameco Corp. .....................................        40,000      1,290,000
Canyon Resources Corp.* ..........................       500,000        500,000
Corriente Resources Inc.* ........................       323,200        386,741
Crown Resources Corp.* ...........................       120,000        502,500
Delta Gold NL* ...................................       750,000        789,921
Denison Mines Ltd.* ..............................     1,500,000        388,370
Great Central Mines Ltd.* ........................       400,000        430,155
Homestake Mining Co. .............................        80,000        710,000
Impala Platinum Holdings ADR* ....................        50,000        477,770
Menzies Gold NL* .................................     1,000,000        117,315
Nevsun Resources Ltd.* ...........................       350,000        891,501
Newcrest Mining Ltd.* ............................       500,000        544,211
Newmont Mining Corp. .............................        20,000        587,500
Normandy Mining Ltd.* ............................     1,271,739      1,234,995
Orogen Minerals Ltd.* ............................       625,000      1,222,031
Pan African Resources Corp.* .....................       287,400         16,089
Pangea Goldfields Inc.* ..........................       100,000        118,960
Placer Dome Inc. .................................        75,000        951,562
Randgold Resources Inc. GDR*+ ....................        55,000        275,000
Romarco Minerals Inc.* ...........................       300,000        640,286
South Pacific Resources Inc.* ....................       500,000         97,967
Southernera Resources Ltd.* ......................       202,400      2,025,346
Southwestern Gold Corp.* .........................       300,000        997,166
Stillwater Mining Co.* ...........................        70,000      1,172,500
Sutton Resources Ltd.* ...........................       200,000      1,300,000
Tombstone Exploration Co. Ltd.* ..................       350,000         93,069
Trillion Resources Ltd.* .........................       200,000        334,488
Vaal Reefs Exploration & Mining Ltd. ADR .........       200,000        768,750
Valerie Gold Resources Ltd.* .....................       300,000        254,015
Viceroy Resource Corp.* ..........................       500,000        927,189
X-Cal Resources Ltd.* ............................     1,000,000        559,812
                                                                   ------------
                                                                     24,560,813
                                                                   ------------
RAILROAD 3.0%
Mosvold Shipping Ltd.(+) .........................     2,000,000      2,707,899
Mosvold Shipping Ltd.+ ...........................       200,000        258,848
OMI Corp. ........................................       494,900      4,546,894
                                                                   ------------
                                                                      7,513,641
                                                                   ------------
Total Basic Industries .........................................     34,424,454
                                                                   ------------
ENERGY 65.7%
OIL 63.4%
3DX Technologies Inc.* ...........................       100,000        400,000
Abacan Resource Corp.* ...........................       793,000      1,239,063
Apache Corp. .....................................        25,025        877,439
Arakis Energy Corp.* .............................     1,000,000      2,062,500
Barrett Resources Corp.* .........................       125,000      3,781,250
Barrington Petroleum Ltd.*+ ......................       313,900      1,010,420
Basin Exploration Inc.* ..........................       200,000      3,550,000
Benton Oil & Gas Co.* ............................        57,800        747,788
Brigham Exploration Co.* .........................        68,800      1,006,200
Cabot Oil & Gas Corp. Cl. A ......................       146,400      2,845,650
Callon Petroleum Co.* ............................        95,500      1,554,859
Canadian 88 Energy Corp.* ........................       969,500      2,883,297
Canadian Conquest Exploration Inc.* ..............       165,000        121,234
Clayton Williams Energy Inc.* ....................        17,530        262,950
COHO Energy Inc.* ................................        89,400        815,775
Crystal Oil Co.* .................................        41,600      1,820,000
Cultus Petroleum NL* .............................       500,000        857,051
EEX Corp. ........................................       219,200      1,986,500
Elk Point Resources Inc. Cl. A* ..................       300,000      1,563,976
Forcenergy Inc.* .................................       123,200      3,226,300
Forest Oil Corp.* ................................       174,300      2,875,950
FX Energy Inc.* ..................................       100,000        650,000
Gulfstream Resources Canada Ltd. .................       347,000      1,651,167
Interoil Corp.* ..................................       156,500      1,330,250
KCS Energy Inc. ..................................       540,000     11,205,000
Kelley Oil & Gas Corp.* ..........................       400,000        875,000
Maxx Petroleum Ltd.* .............................     1,203,900      1,558,528
Meridian Resource Corp.* .........................       281,700      2,693,756
Merit Energy Ltd.* ...............................        49,000        152,584
Morrison Middlefield Ltd. ........................       240,000      1,763,409
New Cache Petroleum Ltd.* ........................        80,000        363,878
Novus Petroleum Ltd.* ............................       222,900        581,100
Nuevo Energy Co.* ................................       189,000      7,701,750
Ocean Energy Inc.* ...............................       143,900      7,096,069
Oil Search Ltd.* .................................     1,604,300      2,900,501
Oxbow Exploration Inc.+ ..........................       400,000        302,747
Patina Oil & Gas Corp.* ..........................        94,700        728,006
Pease Oil & Gas Co.* .............................       200,000        375,000
Pease Oil & Gas Co.*(+) ..........................        87,500        129,199
Pendaries Petroleum Ltd.* ........................       167,000      1,314,685
Plains Resources Inc.* ...........................       250,000      4,296,875
Post Energy Corp.* ...............................       400,000        895,700
Probe Exploration Inc.*(+) .......................     1,500,000      4,775,900
Purcell Energy Ltd.* .............................       229,000        208,320
Ranger Oil Ltd.* .................................     1,784,200     12,266,375
Santa Fe Energy Resources Inc. ...................       195,900      2,203,875
Seagull Energy Corp.* ............................       608,600     12,552,375
Seven Seas Petroleum Inc.* .......................       399,600      6,873,120
Snyder Oil Corp. .................................       156,600      2,857,950
Southern Mineral Corp.* ..........................       213,500      1,174,250
Southwestern Energy Co. ..........................       296,300      3,814,862
St. Mary Land & Exploration Co. ..................        58,400      2,044,000
Stone Energy Corp.* ..............................       100,000      3,350,000
Tap Oil NL* ......................................     1,500,000      1,740,172
Tarragon Oil & Gas Ltd.* .........................       250,052      1,959,751
Thunder Energy Inc.* .............................       300,000        457,647
Tipperary Corp.* .................................       100,000        406,250
Titan Exploration Inc.* ..........................       446,723      4,243,868
Tom Brown, Inc.* .................................       150,000      2,887,500
Ulster Petroleum Ltd.* ...........................       452,300      4,367,755
United Meridian Corp.* ...........................       131,200      3,690,000
Vermilion Resources Ltd.* ........................       200,000      1,154,613
Virginia Gold Mines Inc.* ........................       300,000        367,377
Wolverine Energy Corp.* ..........................       165,000        136,244
                                                                   ------------
                                                                    157,585,610
                                                                   ------------

OIL SERVICE 2.3%
Daniel Industries Inc. ...........................        93,200      1,794,100
Dreco Energy Services Ltd.* ......................        33,530      1,130,923
TMBR/Sharp Drilling Inc.* ........................       136,800      2,496,600
Willbros Group Inc.* .............................        29,100        436,500
                                                                   ------------
                                                                      5,858,123
                                                                   ------------
Total Energy .....................................                  163,443,733
                                                                   ------------
UTILITY 4.8%
NATURAL GAS 4.8%
Markwest Hydrocarbon Inc.* .......................        37,500        825,000
Questar Corp. ....................................        69,000      3,079,125
TransTexas Gas Corp.* ............................       442,000      6,547,125
Valero Refining Marketing Co. ....................        44,500      1,398,969
                                                                   ------------
                                                                     11,850,219
                                                                   ------------
Total Utility ....................................                   11,850,219
                                                                   ------------
Total Equity Securities (Cost $217,956,508) ......                  209,718,406
                                                                   ------------

-------------------------------------------------------------------------------
                                             PRINCIPAL     MATURITY
                                              AMOUNT        DATE
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 14.9%
American Express Credit Corp., 5.55% .... $ 1,000,000    1/02/1998    1,000,000
American Express Credit Corp., 5.85% ....  10,848,000    1/08/1998   10,848,000
Associates Corp. of North America, 5.95%   10,955,000    1/12/1998   10,955,000
Ford Motor Credit Co., 6.05% ............     726,000    1/05/1998      726,000
General Electric Capital Corp., 5.85% ...   4,349,000    1/05/1998    4,349,000
Household Finance Corp., 6.08% ..........   9,221,000    1/05/1998    9,221,000
                                                                   ------------
Total Short-Term Obligations (Cost $37,099,000) ..................   37,099,000
                                                                   ------------

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co., dated 12/31/97,
  repurchase proceeds $601,142, collateralized by
  $610,000 U.S. Treasury Note, 5.875%, due
  8/31/99, market value $624,240 ........     601,000    1/02/1998      601,000
                                                                   ------------
Total Repurchase Agreements (Cost $601,000) ......................      601,000
                                                                   ------------
Total Investments (Cost $255,656,508) - 99.5% ....................  247,418,406

Cash and Other Assets, Less Liabilities - 0.5% ...................    1,214,019
                                                                   ------------
Net Assets - 100.0% .............................................. $248,632,425
                                                                   ============

Federal Income Tax Information:

At December 31, 1997, the net unrealized depreciation of
  investments based on cost for Federal income tax purposes of
  $255,665,836 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ...............  $ 23,932,116
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ...............   (32,179,546)
                                                                   ------------
                                                                   $ (8,247,430)
                                                                   ============

-------------------------------------------------------------------------------

*  Nonincome-producing securities.

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1997 were $2,965,560 and $1,847,015 (0.74%
    of net assets), respectively.

(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at December 31, 1997 were $5,194,837 and $7,612,998 (3.06% of net assets), respectively.

    Diversification of Equity Securities at December 31, 1997 (as a percentage of net assets) was United States 60.4%, Canada 31.8%, Australia 4.4%, Norway 1.4%, Ghana 0.7%, Papua New Guinea 0.6%, South Africa 0.6%, and United Kingdom 0.1%.

Forward currency exchange contracts outstanding at December 31, 1997, are as follows:
                                                          UNREALIZED
                                             CONTRACT    APPRECIATION  DELIVERY
                          TOTAL VALUE         PRICE     (DEPRECIATION)   DATE
--------------------------------------------------------------------------------
Sell Australian dollars,
  Buy U.S. dollars ....   23,100,000 AUD    0.70620 AUD   $1,246,781   2/8/98
                                                          ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $255,656,508) (Note 1) .........      $247,418,406
Cash .......................................................               666
Receivable for fund shares sold ............................         1,656,804
Receivable for open forward contracts ......................         1,246,781
Receivable for securities sold .............................         1,106,507
Dividends and interest receivable ..........................            76,961
Other assets ...............................................            19,140
                                                                  ------------
                                                                   251,525,265
LIABILITIES
Payable for fund shares redeemed ...........................         1,916,123
Payable for securities purchased ...........................           500,001
Accrued management fee (Note 2) ............................           165,060
Accrued distribution and service fees (Note 4) .............           144,644
Accrued transfer agent and shareholder services
  (Note 2) .................................................            43,320
Accrued trustees' fees (Note 2) ............................             6,200
Other accrued expenses .....................................           117,492
                                                                  ------------
                                                                     2,892,840
                                                                  ------------
NET ASSETS                                                         248,632,425
                                                                  ============
Net Assets consist of:
  Unrealized depreciation of investments ...................      $ (8,238,102)
  Unrealized appreciation of foreign currency and
    forward contracts ......................................         1,246,776
  Accumulated net realized gain ............................        11,218,369
  Paid-in capital ..........................................       244,405,382
                                                                  -------------
                                                                  $248,632,425
                                                                  ============
Net Asset Value and redemption price per share of Class A
  shares ($99,245,175 / 4,802,592 shares) ..................            $20.66
                                                                        ======
Maximum Offering Price per share of Class A shares
  ($20.66 / .955) ..........................................            $21.63
                                                                        ======
Net Asset Value and offering price per share of Class B
  shares ($98,849,153 / 4,947,710 shares)* .................            $19.98
                                                                        ======
Net Asset Value and offering price per share of Class C
  shares ($40,596,747 / 2,037,004 shares)* .................            $19.93
                                                                        ======
Net Asset Value, offering price and redemption price per
  share of Class S shares ($9,941,350 / 472,612 shares) ....            $21.03
                                                                        ======
------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the six months ended December 31, 1997 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $12,017 .................      $    318,330
Interest (Note 1) ..........................................           406,265
                                                                  ------------
                                                                       724,595
EXPENSES
Management fee (Note 2) ....................................           969,939
Transfer agent and shareholder services (Note 2) ...........           244,240
Service fee-Class A (Note 4) ...............................           129,939
Distribution and service fees-Class B (Note 4) .............           509,294
Distribution and service fees-Class C (Note 4) .............           200,389
Custodian fee ..............................................            77,454
Reports to shareholders ....................................            20,168
Registration fees ..........................................            54,074
Audit fee ..................................................            14,208
Trustees' fees (Note 2) ....................................            24,144
Legal fees .................................................             3,328
Miscellaneous ..............................................             3,963
                                                                    ----------
                                                                     2,251,140
                                                                  ------------
Net investment loss ........................................        (1,526,545)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 3) ...........        30,685,882
Net realized loss on foreign currency and
  forward contracts (Note 1) ...............................           (16,201)
                                                                  ------------
    Total net realized gain ................................        30,669,681
                                                                  ------------
Net unrealized depreciation of investments .................       (35,651,879)
Net unrealized appreciation of foreign currency
  and forward contracts ....................................         1,246,776
                                                                  ------------
    Total net unrealized depreciation ......................       (34,405,103)
                                                                  ------------
Net loss on investments, foreign currency and
  forward contracts ........................................        (3,735,422)
                                                                   -----------
Net decrease in net assets resulting from operations .......      $ (5,261,967)
                                                                  ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                   YEAR ENDED        DECEMBER 31, 1997
                                                                  JUNE 30, 1997         (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ........................................      $ (1,324,105)        $ (1,526,545)
Net realized gain on investments, foreign currency and
  forward contracts ........................................        12,458,405           30,669,681
Net unrealized appreciation (depreciation) of investments,
  foreign currency and forward contracts ...................        13,310,514          (34,405,103)
                                                                  ------------         ------------
Net increase (decrease) resulting from operations ..........        24,444,814           (5,261,967)
                                                                  ------------         ------------
Distributions from net realized gains:
  Class A ..................................................        (1,857,796)          (9,934,031)
  Class B ..................................................        (1,170,575)         (10,104,519)
  Class C ..................................................          (581,660)          (3,893,807)
  Class S ..................................................          (352,673)          (1,118,082)
                                                                  ------------         ------------
                                                                    (3,962,704)         (25,050,439)
                                                                  ------------         ------------
Net increase from fund share transactions (Note 6) .........       121,964,798           81,939,947
                                                                  ------------         ------------
Total increase in net assets ...............................       142,446,908           51,627,541
NET ASSETS
Beginning of period ........................................        54,557,976          197,004,884
                                                                  ------------         ------------
End of period ..............................................      $197,004,884         $248,632,425
                                                                  ============         ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
Notes to Unaudited Financial Statements
-------------------------------------------------------------------------------
December 31, 1997

NOTE 1

State Street Research Global Resources Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in March, 1990. The Trust presently consists of three separate funds: State Street Research Global Resources Fund, State Street Research Alpha Fund and State Street Research Equity Investment Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Securities quoted in foreign currencies are translated into dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1997, the value of the securities loaned and the value of collateral were $10,386,024 and $10,651,811, respectively.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1997, the fees pursuant to such agreement amounted to $969,939.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1997, the amount of such shareholder servicing and account maintenance expenses was $84,672.

The fees of the Trustees not currently affiliated with the Adviser amounted to $24,144 during the six months ended December 31, 1997.

NOTE 3

For the six months ended December 31, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $133,266,147 and $111,133,221, respectively.

NOTE 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1997, fees pursuant to such plan amounted to $129,939, $509,294 and $200,389 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $89,281 and $59,572, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $166,335 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $197,398 and $16,639 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the energy and natural resources industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the energy or natural resources industries. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the energy industries and may fluctuate more widely than a portfolio that invests in a broader range of industries.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                      DECEMBER 31, 1997
                                           JUNE 30, 1997                        (UNAUDITED)
                                 ----------------------------------  ----------------------------------
Class A                                Shares            Amount            Shares            Amount
-------------------------------------------------------------------------------------------------------
Shares sold ...................       3,660,723       $ 77,832,076        2,237,313       $ 57,340,076
Issued upon reinvestment of
  distributions from net
  realized gains ..............          82,889          1,767,355          408,880          9,169,116
Shares repurchased ............      (1,943,823)       (40,902,436)      (1,418,108)       (35,254,001)
                                     ----------       ------------       ----------       ------------
Net increase ..................       1,799,789       $ 38,696,995        1,228,085       $ 31,255,191
                                     ==========       ============       ==========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................       3,312,555       $ 69,477,881        1,497,457       $ 36,510,883
Issued upon reinvestment of
  distributions from net
  realized gains ..............          51,654          1,077,181          437,810          9,510,796
Shares repurchased ............        (502,773)       (10,470,845)        (598,372)       (13,683,026)
                                     ----------       ------------       ----------       ------------
Net increase ..................       2,861,436       $ 60,084,217        1,336,895       $ 32,338,653
                                     ==========       ============       ==========       ============

CLASS C (FORMERLY CLASS D)             SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       1,676,809       $ 34,986,489          944,743       $ 22,442,600
Issued upon reinvestment of
  distributions from net
  realized gains ..............          25,665            534,412          167,922          3,639,263
Shares repurchased ............        (738,597)       (15,509,697)        (340,975)        (7,785,353)
                                     ----------      -------------       ----------       ------------
Net increase ..................         963,877       $ 20,011,204          771,690       $ 18,296,510
                                     ==========       ============       ==========       ============

CLASS S (FORMERLY CLASS C)             SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         736,188       $ 15,558,855          283,220       $  7,188,252
Issued upon reinvestment of
  distributions from net
  realized gains ..............          14,897            321,658           48,358          1,107,030
Shares repurchased ............        (597,301)       (12,708,131)        (331,968)        (8,245,689)
                                     ----------       ------------       ----------       ------------
Net increase (decrease) .......         153,784        $ 3,172,382             (390)      $     49,593
                                     ==========       ============       ==========       ============

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                    CLASS A
                          -----------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                          --------------------------------------------------------------------    DECEMBER 31, 1997
                              1993        1994(1)       1995(1)       1996(1)       1997(1)        (UNAUDITED)(1)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD          8.02         13.51         11.84         12.16         17.44             22.39
                             -----         -----         -----         -----         -----             -----
  Net investment loss ($)*   (0.13)        (0.17)        (0.16)        (0.20)        (0.15)            (0.10)
  Net realized and
    unrealized gain
    (loss) on investments,
    foreign currency and
    forward contracts ($)     5.62         (1.50)         0.48          5.48          5.86              0.71
                             -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
 OPERATIONS ($)               5.49         (1.67)         0.32          5.28          5.71              0.61
                             -----         -----         -----         -----         -----              -----
  Distributions from net
   realized gains ($)          --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
TOTAL DISTRIBUTIONS ($)        --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
NET ASSET VALUE, END OF
 PERIOD ($)                  13.51         11.84         12.16         17.44         22.39             20.66
                             =====         =====         =====         =====         =====             =====
Total return(3)(%)           68.45        (12.36)         2.70         43.42         32.96              2.07
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period ($ thousands)       33,513        30,679        25,692        30,943        80,029            99,245
Ratio of operating
 expenses to average
 net assets (%)*              1.75          1.75          1.75          1.75          1.42              1.34
Ratio of net investment
  loss to average net
  assets (%)*                (1.44)        (1.46)        (1.41)        (1.47)        (0.73)            (0.78)
Portfolio turnover rate (%)  61.00         30.98         62.94         92.33         51.67             46.87
Average commission
 rate (6) ($)                  --            --            --         0.0237        0.0233            0.0215
*Reflects voluntary
  assumption of fees or
  expenses per share in
  each period ($)             0.03          0.11          0.09          0.05          0.00              --

                                                                    CLASS B
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                          --------------------------------------------------------------------    DECEMBER 31, 1997
                            1993(2)       1994(1)       1995(1)       1996(1)       1997(1)        (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    12.99         13.51         11.78         12.03         17.12             21.80
                             -----         -----         -----         -----         -----             -----
  Net investment loss($)*    (0.02)        (0.23)        (0.23)        (0.30)        (0.30)            (0.19)

  Net realized and
    unrealized gain
    (loss) on investments,
    foreign currency and
    forward contracts ($)     0.54         (1.50)         0.48          5.39          5.74              0.71
                             -----         -----         -----         -----         -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)              0.52         (1.73)         0.25          5.09          5.44              0.52
                             -----         -----         -----         -----         -----             -----
  Distributions from net
    realized gains ($)         --            --            --            --         (0.76)             (2.34)
                             -----         -----         -----         -----         -----             -----
TOTAL DISTRIBUTIONS ($)        --            --            --            --         (0.76)             (2.34)
                             -----         -----         -----         -----         -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                 13.51         11.78         12.03         17.12         21.80             19.98
                             =====         =====         =====         =====         =====             =====
Total return(3) (%)           4.00(4)     (12.81)         2.12         42.31         31.98              1.71(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)       1,048         6,333         7,030        12,828        78,701            98,849
Ratio of operating
  expenses to average
  net assets (%)*             2.25(5)       2.25          2.33          2.50          2.17              2.09(5)
Ratio of net investment
  loss to average net
  assets (%)*                (1.98)(5)     (1.93)        (1.98)        (2.20)        (1.47)            (1.53)(5)
Portfolio turnover rate (%)  61.00         30.98         62.94         92.33         51.67             46.87
Average commission
  rate (6) ($)                 --            --            --         0.0237        0.0233            0.0215
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period ($)              0.00          0.14          0.09          0.04          0.00               --
-----------------------------------------------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended June 30, 1996.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------------------------------------------
                                                          CLASS C (FORMERLY CLASS D)
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                          --------------------------------------------------------------------    DECEMBER 31, 1997
                            1993(2)       1994(1)       1995(1)       1996(1)       1997(1)        (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    12.99         13.51         11.77         12.02         17.10             21.76
                             -----         -----         -----         -----         -----             -----
  Net investment loss ($)*   (0.02)        (0.23)        (0.23)        (0.30)        (0.30)            (0.19)
  Net realized and
    unrealized gain (loss)
    on investments, foreign
    currency and forward
    contracts ($)             0.54         (1.51)         0.48          5.38          5.72              0.70
                             -----         -----         -----         -----         -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)              0.52         (1.74)         0.25          5.08          5.42              0.51
                             -----         -----         -----         -----         -----             -----
  Distributions from net
    realized gains ($)         --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
TOTAL DISTRIBUTIONS ($)        --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                 13.51         11.77         12.02         17.10         21.76             19.93
                             =====         =====         =====         =====         =====             =====
Total return(3) (%)           4.00(4)     (12.88)         2.12         42.26         31.90              1.66(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         588         1,931         2,350         5,154        27,528            40,597
Ratio of operating
  expenses to average
  net assets (%)*             2.25(5)       2.25          2.33          2.50          2.17              2.09(5)
Ratio of net investment
  loss to average net
  assets (%)*                (2.00)(5)     (1.94)        (1.99)        (2.20)        (1.45)            (1.53)(5)
Portfolio turnover rate (%)  61.00         30.98         62.94         92.33         51.67             46.87
Average commission
  rate (6) ($)                 --            --            --         0.0237        0.0233            0.0215
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period ($)              0.00          0.13          0.09          0.05          0.00              --

                                                          CLASS S (FORMERLY CLASS C)
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                          --------------------------------------------------------------------    DECEMBER 31, 1997
                            1993(2)       1994(1)       1995(1)       1996(1)       1997(1)        (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    12.99         13.52         11.90         12.27         17.64             22.72
                             -----         -----         -----         -----         -----             -----
  Net investment loss ($)*   (0.00)        (0.15)        (0.11)        (0.17)        (0.10)            (0.07)
  Net realized and
    unrealized gain
    (loss) on investments,
    foreign currency and
    forward contracts ($)     0.53         (1.47)         0.48          5.54          5.94              0.72
                             -----         -----         -----         -----         -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)              0.53         (1.62)         0.37          5.37          5.84              0.65
                             -----         -----         -----         -----         -----             -----
  Distributions from net
    realized gains ($)         --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
TOTAL DISTRIBUTIONS ($)        --            --            --            --          (0.76)            (2.34)
                             -----         -----         -----         -----         -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                 13.52         11.90         12.27         17.64         22.2              21.03
                             =====         =====         =====         =====         ====              =====
Total return(3) (%)           4.08(4)     (11.98)         3.11         43.77         33.33              2.22(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         146           960         3,288         5,632        10,747             9,941
Ratio of operating
  expenses to average
  net assets (%)*             1.25(5)       1.25          1.33          1.50          1.17              1.09(5)
Ratio of net investment
  loss to average net
  assets (%)*                (1.05)(5)     (0.95)        (1.01)        (1.20)        (0.48)            (0.54)(5)
Portfolio turnover rate (%)  61.00         30.98         62.94         92.33         51.67             46.87
Average commission
  rate (6) ($)                 --            --            --         0.0237        0.0233            0.0215
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period ($)              0.00          0.16          0.08          0.05          0.00               --
---------------------------------------------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of share class designations) to June 30, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.
(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended June 30, 1996.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GLOBAL RESOURCES FUND                      Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         PETER C. BENNETT
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                                                              Retired; formerly Senior Vice
Boston, MA 02111                           BARTLETT R. GEER                       President for Finance and
                                           Vice President                         Operations and Treasurer, The
                                                                                  Pennsylvania State University
DISTRIBUTOR
State Street Research                      THOMAS P. MOORE, JR.
Investment Services, Inc.                  Vice President                         MALCOLM T. HOPKINS
One Financial Center                                                              Former Vice Chairman of the
Boston, MA 02111                                                                  Board and Chief Financial
                                           DANIEL J. RICE III                     Officer, St. Regis Corp.
                                           Vice President
SHAREHOLDER SERVICES
State Street Research                                                             EDWARD M. LAMONT
Service Center                             JAMES M. WEISS                         Formerly in banking
P.O. Box 8408                              Vice President                         (Morgan Guaranty Trust
Boston, MA 02266-8408                                                             Company of New York);
1-800-562-0032                                                                    presently engaged in private
                                           JOHN T. WILSON                         investments and civic affairs
                                           Vice President
CUSTODIAN
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              GERARD P. MAUS                         Associate, Saltonstall & Co.
225 Franklin Street                        Treasurer
Boston, MA 02110
                                                                                  DEAN O. MORTON
                                           JOSEPH W. CANAVAN                      Retired; formerly Executive
LEGAL COUNSEL                              Assistant Treasurer                    Vice President, Chief
Goodwin, Procter & Hoar LLP                                                       Operating Officer and Director,
Exchange Place                                                                    Hewlett-Packard Company
Boston, MA 02109                           DOUGLAS A. ROMICH
                                           Assistant Treasurer
                                                                                  THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                           FRANCIS J. MCNAMARA, III               the Board and Chief Executive
                                           Secretary and General Counsel          Officer, Raytheon Company

                                           DARMAN A. WING                         TOBY ROSENBLATT
                                           Assistant Secretary and                President,
                                           Assistant General Counsel              The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.
                                           AMY L. SIMMONS
                                           Assistant Secretary
                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart

                                                               -----------------
STATE STREET RESEARCH GLOBAL RESOURCES FUND                        Bulk Rate
One Financial Center                                             U.S. Postage
Boston, MA 02111                                                     PAID
                                                                 Randolph, MA
                                                                Permit No. 600
                                                               -----------------







QUESTIONS? COMMENTS?

Call us at 1-800-562-0032

Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-mail us at:
     info@ssrfunds.com


[Graphic Omitted] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Global Resources Fund prospectus. When used after March 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 4099-970821(0998)SSR-LD                           GR-384D-298IBS